UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2017 (Unaudited)

Deutsche Small Cap Index VIP

	Shares	Value ($)
Common Stocks 98.5%
Consumer Discretionary 12.0%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	15,031	282,282
Cooper Tire & Rubber Co.	10,958	485,987
Cooper-Standard Holdings, Inc.*	2,880	319,478
Dana, Inc.	29,431	568,313
Dorman Products, Inc.*	5,264	432,332
Fox Factory Holding Corp.*	4,569	131,130
Gentherm, Inc.*	7,166	281,266
Horizon Global Corp.*	4,247	58,948
LCI Industries	4,691	468,162
Metaldyne Performance Group, Inc.	2,829	64,643
Modine Manufacturing Co.*	9,305	113,521
Motorcar Parts of America, Inc.*	3,759	115,514
Spartan Motors, Inc.	6,267	50,136
Standard Motor Products, Inc.	4,268	209,730
Stoneridge, Inc.*	5,309	96,305
Strattec Security Corp.	682	18,960
Superior Industries International, Inc.	5,023	127,333
Tenneco, Inc.	10,525	656,970
Tower International, Inc.	3,896	105,582
Unique Fabricating, Inc.	1,234	14,845
Workhorse Group, Inc.*	2,167	5,699
		4,607,136
Automobiles 0.0%
Winnebago Industries, Inc.	5,413	158,330
Distributors 0.1%
Core-Mark Holding Co., Inc.	8,880	276,967
Weyco Group, Inc.	1,254	35,213
		312,180
Diversified Consumer Services 1.0%
American Public Education, Inc.*	3,258	74,608
Ascent Capital Group, Inc. "A"*	1,939	27,398
Bridgepoint Education, Inc.*	3,215	34,304
Bright Horizons Family Solutions, Inc.*	8,597	623,196
Cambium Learning Group, Inc.*	2,305	11,294
Capella Education Co.	2,291	194,792
Career Education Corp.*	13,745	119,581
Carriage Services, Inc.	2,890	78,377
Chegg, Inc.* (a)	15,391	129,900
Collectors Universe, Inc.	1,342	35,026
DeVry Education Group, Inc.	12,177	431,675
Grand Canyon Education, Inc.*	8,799	630,096
Houghton Mifflin Harcourt Co.*	24,173	245,356
K12, Inc.*	6,857	131,312
Laureate Education, Inc. "A"*	6,973	99,505
Liberty Tax, Inc.	1,055	15,034
Regis Corp.*	7,073	82,896
Sotheby's*	9,818	446,523
Strayer Education, Inc.	2,095	168,627
Weight Watchers International, Inc.*	5,842	90,960
		3,670,460
Hotels, Restaurants & Leisure 3.0%
Belmond Ltd. "A"*	16,593	200,775
Biglari Holdings, Inc.*	196	84,668
BJ's Restaurants, Inc.*	4,164	168,226
Bloomin' Brands, Inc.	20,493	404,327
Bob Evans Farms, Inc.	3,929	254,874
Bojangles', Inc.*	1,870	38,335
Boyd Gaming Corp.*	16,484	362,813
Buffalo Wild Wings, Inc.*	3,442	525,765
Caesars Acquisition Co. "A"*	9,693	149,272
Caesars Entertainment Corp.* (a)	10,770	102,853
Carrols Restaurant Group, Inc.*	6,649	94,083
Century Casinos, Inc.*	4,055	30,656
Churchill Downs, Inc.	2,682	426,036
Chuy's Holdings, Inc.*	3,400	101,320
ClubCorp Holdings, Inc.	12,716	204,092
Cracker Barrel Old Country Store, Inc. (a)	3,783	602,443
Dave & Buster's Entertainment, Inc.*	7,528	459,886
Del Frisco's Restaurant Group, Inc.*	4,618	83,355
Del Taco Restaurants, Inc.*	4,391	58,225
Denny's Corp.*	13,746	170,038
DineEquity, Inc.	3,549	193,137
El Pollo Loco Holdings, Inc.* (a)	3,848	45,984
Eldorado Resorts, Inc.*	5,428	102,725
Empire Resorts, Inc.* (a)	587	14,235
Fiesta Restaurant Group, Inc.*	5,272	127,582
Fogo De Chao, Inc.* (a)	867	14,089
Golden Entertainment, Inc.	1,959	25,918
ILG, Inc.	22,459	470,741
International Speedway Corp. "A"	5,202	192,214
Intrawest Resorts Holdings, Inc.*	3,334	83,383
Isle of Capri Casinos, Inc.*	4,746	125,105
J. Alexander's Holdings, Inc.*	2,340	23,517
Jack in the Box, Inc.	6,399	650,906
Jamba, Inc.* (a)	2,526	22,860
Kona Grill, Inc.* (a)	1,504	9,475
La Quinta Holdings, Inc.*	16,618	224,675
Lindblad Expeditions Holdings, Inc.*	2,797	25,061
Luby's, Inc.*	3,683	11,454
Marcus Corp.	3,800	121,980
Marriott Vacations Worldwide Corp.	4,355	435,195
Monarch Casino & Resort, Inc.*	2,125	62,773
Nathan's Famous, Inc.*	579	36,274
Noodles & Co.*	2,106	12,110
Papa John's International, Inc.	5,278	422,451
Penn National Gaming, Inc.*	16,356	301,441
Pinnacle Entertainment, Inc.*	10,636	207,615
Planet Fitness, Inc. "A"	5,320	102,516
Potbelly Corp.*	4,513	62,731
Red Lion Hotels Corp.*	2,685	18,929
Red Robin Gourmet Burgers, Inc.*	2,634	153,957
Red Rock Resorts, Inc. "A"	6,125	135,852
Ruby Tuesday, Inc.*	11,518	32,366
Ruth's Hospitality Group, Inc.	6,029	120,881
Scientific Games Corp. "A"*	10,420	246,433
SeaWorld Entertainment, Inc.	13,243	241,950
Shake Shack, Inc. "A"* (a)	2,978	99,465
Sonic Corp.	8,794	223,016
Speedway Motorsports, Inc.	2,192	41,297
Texas Roadhouse, Inc.	13,099	583,298
The Cheesecake Factory, Inc.	8,962	567,832
The Habit Restaurants, Inc. "A"* (a)	2,560	45,312
Wingstop, Inc.	2,989	84,529
Zoe's Kitchen, Inc.* (a)	3,851	71,244
		11,316,550
Household Durables 1.3%
AV Homes, Inc.*	2,197	36,141
Bassett Furniture Industries, Inc.	1,910	51,379
Beazer Homes U.S.A., Inc.*	5,966	72,368
Cavco Industries, Inc.*	1,684	196,018
Century Communities, Inc.*	3,134	79,604
CSS Industries, Inc.	1,699	44,038
Ethan Allen Interiors, Inc.	4,910	150,492
Flexsteel Industries, Inc.	1,230	61,992
GoPro, Inc. "A"*	19,713	171,503
Green Brick Partners, Inc.*	4,496	44,735
Helen of Troy Ltd.*	5,541	521,962
Hooker Furniture Corp.	2,186	67,875
Hovnanian Enterprises, Inc. "A"*	22,782	51,715
Installed Building Products, Inc.*	4,044	213,321
iRobot Corp.*	5,295	350,211
KB HOME	16,705	332,095
La-Z-Boy, Inc.	9,893	267,111
LGI Homes, Inc.* (a)	2,929	99,322
Libbey, Inc.	4,384	63,919
Lifetime Brands, Inc.	2,058	41,366
M.D.C. Holdings, Inc.	8,132	244,367
M/I Homes, Inc.*	4,869	119,291
Meritage Homes Corp.*	7,451	274,197
NACCO Industries, Inc. "A"	709	49,488
New Home Co., Inc.*	2,265	23,692
Taylor Morrison Home Corp. "A"*	7,735	164,910
TopBuild Corp.*	7,500	352,500
TRI Pointe Group, Inc.*	29,663	371,974
UCP, Inc. "A"*	1,541	15,641
Universal Electronics, Inc.*	2,767	189,539
William Lyon Homes "A"*	4,529	93,388
ZAGG, Inc.*	5,246	37,771
		4,853,925
Internet & Direct Marketing Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	5,129	52,316
Duluth Holdings, Inc. "B"*	1,818	38,705
Etsy, Inc.*	20,488	217,787
FTD Companies, Inc.*	3,555	71,598
Gaia, Inc.*	1,184	11,781
HSN, Inc.	6,072	225,271
Lands' End, Inc.* (a)	3,201	68,661
Liberty TripAdvisor Holdings, Inc. "A"*	14,079	198,514
NutriSystem, Inc.	5,769	320,180
Overstock.com, Inc.*	2,597	44,668
PetMed Express, Inc. (a)	3,985	80,258
Shutterfly, Inc.*	6,692	323,157
Wayfair, Inc. "A"* (a)	6,172	249,904
		1,902,800
Leisure Products 0.2%
Acushnet Holdings Corp.*	4,230	73,095
American Outdoor Brands Corp.* (a)	10,683	211,630
Callaway Golf Co.	18,592	205,814
Escalade, Inc.	1,919	24,755
JAKKS Pacific, Inc.* (a)	2,688	14,784
Johnson Outdoors, Inc. "A"	976	35,624
Malibu Boats, Inc. "A"*	3,743	84,030
Marine Products Corp.	1,901	20,664
MCBC Holdings, Inc.	1,200	19,404
Nautilus, Inc.*	6,120	111,690
Sturm, Ruger & Co., Inc. (a)	3,622	193,958
		995,448
Media 1.6%
AMC Entertainment Holdings, Inc. "A"	10,666	335,446
Central European Media Enterprises Ltd. "A"*	13,726	42,551
Daily Journal Corp.*	204	43,715
Entercom Communications Corp. "A"	5,378	76,905
Entravision Communications Corp. "A"	12,382	76,768
Eros International PLC* (a)	5,608	57,762
Gannett Co., Inc.	22,890	191,818
Global Eagle Entertainment, Inc.*	9,108	29,055
Gray Television, Inc.*	12,814	185,803
Hemisphere Media Group, Inc.*	1,151	13,524
IMAX Corp.*	11,739	399,126
Liberty Media Corp.-Liberty Braves "A"*	1,744	41,751
Liberty Media Corp.-Liberty Braves "C"*	6,416	151,738
Liberty Media Corp.-Liberty Formula One "A"*	4,638	151,663
Liberty Media Corp.-Liberty Formula One "C"* (a)	9,047	308,955
Loral Space & Communications, Inc.*	2,640	104,016
MDC Partners, Inc. "A"	9,720	91,368
Meredith Corp.	7,286	470,676
MSG Networks, Inc. "A"*	11,709	273,405
National CineMedia, Inc.	12,070	152,444
New Media Investment Group, Inc.	9,069	128,870
New York Times Co. "A"	24,204	348,538
Nexstar Media Group, Inc.	8,544	599,362
Radio One, Inc. "D"*	4,708	15,536
Reading International, Inc. "A"*	3,089	48,003
Saga Communications, Inc. "A"	704	35,939
Salem Media Group, Inc.	2,108	15,705
Scholastic Corp.	5,277	224,642
Sinclair Broadcast Group, Inc. "A"	14,475	586,238
The E.W. Scripps Co. "A"*	11,621	272,396
Time, Inc.	20,495	396,578
Townsquare Media, Inc. "A"*	1,342	16,346
tronc, Inc.* (a)	5,120	71,270
World Wrestling Entertainment, Inc. "A"	7,312	162,473
		6,120,385
Multiline Retail 0.2%
Big Lots, Inc.	8,840	430,331
Fred's, Inc. "A" (a)	7,046	92,303
Ollie's Bargain Outlet Holdings, Inc.*	4,116	137,886
Sears Holdings Corp.* (a)	2,132	24,497
Tuesday Morning Corp.*	8,091	30,341
		715,358
Specialty Retail 2.2%
Aaron's, Inc.	13,132	390,546
Abercrombie & Fitch Co. "A"	13,369	159,492
America's Car-Mart, Inc.*	1,543	56,242
American Eagle Outfitters, Inc.	32,978	462,681
Asbury Automotive Group, Inc.*	3,947	237,215
Ascena Retail Group, Inc.*	35,040	149,270
At Home Group, Inc.* (a)	1,619	24,544
Barnes & Noble Education, Inc.*	7,595	72,836
Barnes & Noble, Inc.	12,891	119,242
Big 5 Sporting Goods Corp.	3,337	50,389
Boot Barn Holdings, Inc.* (a)	2,366	23,400
Build-A-Bear Workshop, Inc.*	2,399	21,231
Caleres, Inc.	8,356	220,766
Camping World Holdings, Inc. "A"	2,280	73,507
Cato Corp. "A"	5,008	109,976
Chico's FAS, Inc.	25,987	369,015
Citi Trends, Inc.	2,773	47,141
Conn's, Inc.* (a)	3,657	31,999
Destination XL Group, Inc.*	6,863	19,560
DSW, Inc. "A"	13,081	270,515
Express, Inc.*	14,962	136,304
Five Below, Inc.*	10,658	461,598
Francesca's Holdings Corp.*	7,330	112,515
Genesco, Inc.*	4,076	226,014
GNC Holdings, Inc. "A" (a)	13,339	98,175
Group 1 Automotive, Inc.	4,100	303,728
Guess?, Inc.	11,908	132,774
Haverty Furniture Companies, Inc.	3,810	92,773
Hibbett Sports, Inc.*	4,544	134,048
Kirkland's, Inc.*	2,658	32,959
Lithia Motors, Inc. "A"	4,709	403,326
Lumber Liquidators Holdings, Inc.*	5,290	111,037
MarineMax, Inc.*	5,083	110,047
Monro Muffler Brake, Inc.	6,272	326,771
Office Depot, Inc.	101,961	475,648
Party City Holdco, Inc.* (a)	5,105	71,725
Pier 1 Imports, Inc.	16,417	117,546
Rent-A-Center, Inc. (a)	10,164	90,155
RH* (a)	7,587	350,975
Sears Hometown & Outlet Stores, Inc.*	2,140	8,346
Select Comfort Corp.*	8,355	207,120
Shoe Carnival, Inc.	2,744	67,420
Sonic Automotive, Inc. "A"	5,544	111,157
Sportsman's Warehouse Holdings, Inc.*	4,900	23,422
Stage Stores, Inc. (a)	4,531	11,735
Stein Mart, Inc.	5,972	17,976
Tailored Brands, Inc.	9,696	144,858
The Buckle, Inc. (a)	5,631	104,737
The Children's Place, Inc.	3,641	437,102
The Container Store Group, Inc.* (a)	2,885	12,204
The Finish Line, Inc. "A"	8,177	116,359
Tile Shop Holdings, Inc.	6,176	118,888
Tilly's, Inc. "A"	1,996	18,004
Vitamin Shoppe, Inc.*	4,811	96,942
West Marine, Inc.*	3,410	32,531
Winmark Corp.	449	50,737
Zumiez, Inc.*	3,648	66,758
		8,343,981
Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	5,254	308,673
Crocs, Inc.*	14,789	104,558
Culp, Inc.	2,036	63,523
Deckers Outdoor Corp.*	6,473	386,632
Delta Apparel, Inc.*	1,344	23,695
Fossil Group, Inc.* (a)	8,412	146,789
G-III Apparel Group Ltd.*	8,356	182,913
Iconix Brand Group, Inc.*	8,004	60,190
Movado Group, Inc.	3,226	80,489
Oxford Industries, Inc.	3,016	172,696
Perry Ellis International, Inc.*	2,456	52,755
Sequential Brands Group, Inc.* (a)	7,443	28,953
Steven Madden Ltd.*	12,216	470,927
Superior Uniform Group, Inc.	1,638	30,467
Unifi, Inc.*	2,970	84,318
Vera Bradley, Inc.*	4,130	38,450
Vince Holding Corp.*	3,621	5,613
Wolverine World Wide, Inc.	19,200	479,424
		2,721,065
Consumer Staples 2.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	1,715	248,075
Coca-Cola Bottling Co. Consolidated	942	194,071
Craft Brew Alliance, Inc.*	2,560	34,176
MGP Ingredients, Inc.	2,378	128,959
National Beverage Corp.	2,365	199,913
Primo Water Corp.*	4,652	63,174
		868,368
Food & Staples Retailing 0.5%
Ingles Markets, Inc. "A"	2,813	121,381
Natural Grocers by Vitamin Cottage, Inc.*	1,700	17,663
Performance Food Group Co.*	7,433	176,905
PriceSmart, Inc.	3,901	359,672
Smart & Final Stores, Inc.*	4,309	52,139
SpartanNash Co.	7,252	253,748
SUPERVALU, Inc.*	51,705	199,581
The Andersons, Inc.	5,292	200,567
The Chefs' Warehouse, Inc.*	3,784	52,598
United Natural Foods, Inc.*	9,858	426,161
Village Super Market, Inc. "A"	1,478	39,167
Weis Markets, Inc.	1,959	116,854
		2,016,436
Food Products 1.4%
AdvancePierre Foods Holdings, Inc.	4,206	131,101
Alico, Inc.	689	18,190
Amplify Snack Brands, Inc.* (a)	5,541	46,544
B&G Foods, Inc.	12,989	522,807
Cal-Maine Foods, Inc. (a)	6,046	222,493
Calavo Growers, Inc.	3,057	185,254
Darling Ingredients, Inc.*	32,596	473,294
Dean Foods Co.	18,306	359,896
Farmer Brothers Co.*	1,669	58,999
Fresh Del Monte Produce, Inc.	6,428	380,731
Freshpet, Inc.* (a)	4,347	47,817
Inventure Foods, Inc.*	4,145	18,321
J & J Snack Foods Corp.	2,965	401,936
John B. Sanfilippo & Son, Inc.	1,695	124,057
Lancaster Colony Corp.	3,711	478,125
Landec Corp.*	5,479	65,748
Lifeway Foods, Inc.*	911	9,775
Limoneira Co.	2,309	48,281
Omega Protein Corp.	4,212	84,451
Sanderson Farms, Inc.	3,982	413,491
Seaboard Corp.	52	216,812
Seneca Foods Corp. "A"*	1,199	43,284
Snyder's-Lance, Inc.	15,669	631,617
Tootsie Roll Industries, Inc. (a)	3,600	134,454
		5,117,478
Household Products 0.3%
Central Garden & Pet Co.*	1,917	71,063
Central Garden & Pet Co. "A"*	6,615	229,673
HRG Group, Inc.*	23,066	445,635
Oil-Dri Corp. of America	930	34,661
Orchids Paper Products Co. (a)	1,743	41,832
WD-40 Co.	2,813	306,477
		1,129,341
Personal Products 0.3%
Avon Products, Inc.*	87,722	385,977
elf Beauty, Inc.*	1,771	51,005
Inter Parfums, Inc.	3,507	128,181
Lifevantage Corp.*	2,599	13,957
Medifast, Inc.	2,092	92,822
Natural Health Trends Corp.	1,400	40,460
Nature's Sunshine Products, Inc.	1,450	14,500
Nutraceutical International Corp.	1,508	46,974
Revlon, Inc. "A"*	2,276	63,386
Synutra International, Inc.*	3,372	20,063
USANA Health Sciences, Inc.*	2,040	117,504
		974,829
Tobacco 0.2%
Alliance One International, Inc.*	1,581	20,316
Turning Point Brands, Inc.*	1,127	17,581
Universal Corp.	4,859	343,774
Vector Group Ltd.	18,345	381,576
		763,247
Energy 3.4%
Energy Equipment & Services 1.1%
Archrock, Inc.	13,986	173,426
Atwood Oceanics, Inc.* (a)	14,618	139,310
Bristow Group, Inc.	6,436	97,892
CARBO Ceramics, Inc.*	4,518	58,915
Dawson Geophysical Co.*	3,836	21,328
Era Group, Inc.*	4,220	55,957
Exterran Corp.*	6,355	199,865
Fairmount Santrol Holdings, Inc.*	18,252	133,787
Forum Energy Technologies, Inc.*	12,451	257,736
Geospace Technologies Corp.*	2,477	40,202
Helix Energy Solutions Group, Inc.*	27,902	216,799
Hornbeck Offshore Services, Inc.* (a)	6,291	27,869
Independence Contract Drilling, Inc.*	5,722	31,528
Keane Group, Inc.*	6,131	87,673
Mammoth Energy Services, Inc.*	1,403	30,179
Matrix Service Co.*	5,300	87,450
McDermott International, Inc.*	46,982	317,128
Natural Gas Services Group*	2,293	59,733
Newpark Resources, Inc.*	16,624	134,654
Oil States International, Inc.*	9,981	330,870
Parker Drilling Co.*	22,098	38,671
PHI, Inc. (Non Voting)*	2,151	25,769
Pioneer Energy Services Corp.*	14,307	57,228
RigNet, Inc.*	2,305	49,442
SEACOR Holdings, Inc.*	3,203	221,616
Seadrill Ltd.* (a)	72,697	119,950
Smart Sand, Inc.*	2,194	35,652
Tesco Corp.*	9,763	78,592
TETRA Technologies, Inc.*	21,947	89,324
Tidewater, Inc.* (a)	8,960	10,304
U.S. Silica Holdings, Inc.	14,632	702,190
Unit Corp.*	9,984	241,213
Willbros Group, Inc.*	8,232	22,556
		4,194,808
Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum Corp.*	28,269	57,103
Adams Resources & Energy, Inc.	426	15,911
Alon U.S.A. Energy, Inc.	6,593	80,369
Ardmore Shipping Corp. (a)	5,580	44,919
Bill Barrett Corp.*	11,913	54,204
California Resources Corp.* (a)	6,010	90,390
Callon Petroleum Co.*	36,676	482,656
Carrizo Oil & Gas, Inc.*	12,259	351,343
Clayton Williams Energy, Inc.* (a)	1,164	153,741
Clean Energy Fuels Corp.*	17,216	43,901
Cobalt International Energy, Inc.*	77,446	41,310
Contango Oil & Gas Co.*	4,447	32,552
CVR Energy, Inc. (a)	3,024	60,722
Delek U.S. Holdings, Inc.	12,231	296,846
Denbury Resources, Inc.*	70,737	182,501
DHT Holdings, Inc.	19,040	85,109
Dorian LPG Ltd.*	4,452	46,880
Earthstone Energy, Inc.*	367	4,683
Eclipse Resources Corp.*	11,183	28,405
EP Energy Corp. "A"* (a)	7,346	34,894
Erin Energy Corp.*	2,469	5,926
Evolution Petroleum Corp.	4,661	37,288
EXCO Resources, Inc.*	24,978	15,484
Frontline Ltd.	14,270	96,180
GasLog Ltd. (a)	8,272	126,975
Gener8 Maritime, Inc.*	7,478	42,400
Golar LNG Ltd.	18,978	530,056
Green Plains, Inc.	7,287	180,353
International Seaways, Inc.*	3,197	61,127
Isramco, Inc.*	166	19,447
Jagged Peak Energy, Inc.*	6,295	82,087
Jones Energy, Inc. "A"* (a)	12,041	30,705
Matador Resources Co.*	17,546	417,419
Navios Maritime Acquisition Corp.	15,053	25,891
Nordic American Tankers Ltd. (a)	19,172	156,827
Northern Oil & Gas, Inc.* (a)	8,912	23,171
Oasis Petroleum, Inc.*	45,996	655,903
Overseas Shipholding Group, Inc. "A"	7,618	29,405
Pacific Ethanol, Inc.*	5,209	35,682
Panhandle Oil & Gas, Inc. "A"	3,085	59,232
Par Pacific Holdings, Inc.* (a)	5,860	96,631
PDC Energy, Inc.*	11,050	688,968
Renewable Energy Group, Inc.*	7,073	73,913
REX American Resources Corp.*	1,055	95,467
Ring Energy, Inc.*	7,887	85,337
RSP Permian, Inc.*	19,331	800,883
Sanchez Energy Corp.* (a)	13,023	124,239
Scorpio Tankers, Inc.	33,364	148,136
SemGroup Corp. "A"	13,118	472,248
Ship Finance International Ltd. (a)	11,752	172,754
SRC Energy, Inc.*	36,193	305,469
Teekay Corp. (a)	9,506	86,980
Teekay Tankers Ltd. "A"	22,175	45,459
W&T Offshore, Inc.*	5,618	15,562
Western Refining, Inc.	15,928	558,595
Westmoreland Coal Co.*	3,686	53,521
WildHorse Resource Development Corp.*	3,944	49,063
		8,693,222
Financials 19.0%
Banks 11.2%
1st Source Corp.	3,151	147,939
Access National Corp. (a)	1,597	47,942
ACNB Corp.	1,136	32,774
Allegiance Bancshares, Inc.*	2,080	77,376
American National Bankshares, Inc.	1,484	55,279
Ameris Bancorp.	7,145	329,384
Ames National Corp.	1,604	49,082
Arrow Financial Corp.	2,222	75,326
Atlantic Capital Bancshares, Inc.*	3,285	62,251
Banc of California, Inc. (a)	9,723	201,266
BancFirst Corp.	1,585	142,491
Banco Latinoamericano de Comercio Exterior SA "E"	6,072	168,437
BancorpSouth, Inc.	17,127	518,092
Bank of Marin Bancorp.	1,221	78,571
Bank of NT Butterfield & Son Ltd.	2,440	77,860
Bank of the Ozarks, Inc.	17,469	908,563
Bankwell Financial Group, Inc.	1,086	37,348
Banner Corp.	5,881	327,219
Bar Harbor Bankshares	3,099	102,515
Berkshire Hills Bancorp., Inc.	6,507	234,577
Blue Hills Bancorp., Inc.	5,103	91,089
BNC Bancorp.	7,952	278,718
Boston Private Financial Holdings, Inc.	16,064	263,450
Bridge Bancorp., Inc.	3,764	131,740
Brookline Bancorp., Inc.	13,956	218,411
Bryn Mawr Bank Corp.	3,166	125,057
C&F Financial Corp.	613	28,382
California First National Bancorp.	451	7,306
Camden National Corp.	3,118	137,317
Capital Bank Financial Corp. "A"	4,794	208,060
Capital City Bank Group, Inc.	2,067	44,213
Capstar Financial Holdings, Inc.*	687	13,101
Cardinal Financial Corp.	6,148	184,071
Carolina Financial Corp.	2,356	70,680
Cascade Bancorp.*	5,898	45,474
Cathay General Bancorp.	14,671	552,803
Centerstate Banks, Inc.	9,562	247,656
Central Pacific Financial Corp.	6,091	186,019
Central Valley Community Bancorp.	1,655	33,928
Century Bancorp., Inc. "A"	543	33,028
Chemical Financial Corp.	12,942	661,983
Chemung Financial Corp.	597	23,582
Citizens & Northern Corp.	2,448	56,989
City Holding Co.	2,918	188,153
CNB Financial Corp.	2,623	62,663
CoBiz Financial, Inc.	7,096	119,213
Codorus Valley Bancorp., Inc.	1,539	39,875
Columbia Banking System, Inc.	11,528	449,477
Community Bank System, Inc.	8,436	463,811
Community Trust Bancorp., Inc.	3,148	144,021
ConnectOne Bancorp., Inc.	5,996	145,403
County Bancorp., Inc.	914	26,561
CU Bancorp.*	3,300	130,845
Customers Bancorp., Inc.*	5,270	166,163
CVB Financial Corp.	20,120	444,451
Eagle Bancorp., Inc.*	5,976	356,767
Enterprise Bancorp., Inc.	1,828	63,541
Enterprise Financial Services Corp.	4,294	182,066
Equity Bancshares, Inc. "A"*	1,329	42,222
Farmers Capital Bank Corp.	1,568	63,347
Farmers National Banc Corp.	4,719	67,718
FB Financial Corp.*	1,337	47,276
FCB Financial Holdings, Inc. "A"*	5,891	291,899
Fidelity Southern Corp.	4,172	93,369
Financial Institutions, Inc.	2,744	90,415
First BanCorp.*	23,980	135,487
First BanCorp. - North Carolina	3,815	111,741
First Bancorp., Inc.	1,889	51,475
First Busey Corp.	6,236	183,338
First Business Financial Services, Inc.	1,532	39,771
First Citizens BancShares, Inc. "A"	1,488	499,031
First Commonwealth Financial Corp.	17,795	235,962
First Community Bancshares, Inc.	3,056	76,308
First Community Financial Partners, Inc.*	2,567	32,729
First Connecticut Bancorp, Inc.	2,975	73,780
First Financial Bancorp.	12,098	332,090
First Financial Bankshares, Inc. (a)	12,509	501,611
First Financial Corp. - Indiana	1,873	88,968
First Financial Northwest, Inc.	1,664	29,403
First Foundation, Inc.*	5,012	77,736
First Internet Bancorp.	1,355	39,973
First Interstate BancSystem, Inc. "A"	3,957	156,895
First Merchants Corp.	7,988	314,088
First Mid-Illinois Bancshares, Inc.	1,605	54,313
First Midwest Bancorp., Inc.	17,559	415,797
First NBC Bank Holding Co.* (a)	2,842	11,368
First Northwest Bancorp.*	2,109	32,690
First of Long Island Corp.	4,096	110,797
Flushing Financial Corp.	5,704	153,266
FNB Corp.	63,007	936,914
Franklin Financial Network, Inc.*	2,199	85,211
Fulton Financial Corp.	33,873	604,633
German American Bancorp., Inc.	2,902	137,381
Glacier Bancorp., Inc.	14,934	506,711
Great Southern Bancorp., Inc.	2,035	102,767
Great Western Bancorp., Inc.	11,719	497,003
Green Bancorp., Inc.*	3,938	70,096
Guaranty Bancorp.	3,450	84,008
Hancock Holding Co.	16,436	748,660
Hanmi Financial Corp.	6,174	189,850
HarborOne Bancorp., Inc.*	2,842	53,970
Heartland Financial U.S.A., Inc.	4,601	229,820
Heritage Commerce Corp.	4,931	69,527
Heritage Financial Corp.	5,975	147,881
Heritage Oaks Bancorp.	5,048	67,391
Hilltop Holdings, Inc.	14,633	401,969
Home Bancshares, Inc.	23,881	646,459
HomeTrust Bancshares, Inc.*	3,166	74,401
Hope Bancorp., Inc.	25,304	485,078
Horizon Bancorp.	3,948	103,517
IBERIABANK Corp.	9,957	787,599
Independent Bank Corp.	5,109	332,085
Independent Bank Corp.	4,247	87,913
Independent Bank Group, Inc.	2,257	145,125
International Bancshares Corp.	10,914	386,356
Investors Bancorp., Inc.	58,042	834,644
Lakeland Bancorp., Inc.	7,972	156,251
Lakeland Financial Corp.	4,809	207,364
LCNB Corp.	1,677	39,996
LegacyTexas Financial Group, Inc.	8,623	344,058
Live Oak Bancshares, Inc. (a)	3,705	80,213
Macatawa Bank Corp.	4,982	49,222
MainSource Financial Group, Inc.	4,453	146,637
MB Financial, Inc.	14,855	636,091
MBT Financial Corp.	3,340	37,909
Mercantile Bank Corp.	3,280	112,832
Merchants Bancshares, Inc.	1,102	53,667
Middleburg Financial Corp.	884	35,395
Midland States Bancorp., Inc.	700	24,073
MidWestOne Financial Group, Inc.	1,611	55,241
MutualFirst Financial, Inc.	1,032	32,560
National Bank Holdings Corp. "A"	4,836	157,170
National Bankshares, Inc. (a)	1,314	49,341
National Commerce Corp.*	1,608	58,853
NBT Bancorp., Inc.	8,469	313,946
Nicolet Bankshares, Inc.*	1,466	69,400
Northrim BanCorp., Inc.	1,276	38,344
OFG Bancorp.	8,803	103,875
Old Line Bancshares, Inc.	1,592	45,340
Old National Bancorp.	26,084	452,557
Old Second Bancorp., Inc.	6,132	68,985
Opus Bank	3,253	65,548
Orrstown Financial Services, Inc.	1,404	31,379
Pacific Continental Corp.	4,009	98,220
Pacific Mercantile Bancorp.*	2,922	22,061
Pacific Premier Bancorp., Inc.*	5,339	205,818
Paragon Commercial Corp.*	238	12,731
Park National Corp.	2,610	274,572
Park Sterling Corp.	10,435	128,455
Peapack-Gladstone Financial Corp.	2,985	88,326
Penns Woods Bancorp., Inc.	859	37,324
People's Utah Bancorp.	2,466	65,226
Peoples Bancorp., Inc.	2,989	94,632
Peoples Financial Services Corp.	1,347	56,305
Pinnacle Financial Partners, Inc.	9,225	613,001
Preferred Bank	2,442	131,038
Premier Financial Bancorp., Inc.	1,768	37,181
PrivateBancorp., Inc.	15,392	913,823
Prosperity Bancshares, Inc.	13,002	906,369
QCR Holdings, Inc.	2,317	98,125
Renasant Corp.	8,647	343,199
Republic Bancorp., Inc. "A"	1,886	64,860
Republic First Bancorp., Inc.*	9,781	81,182
S&T Bancorp., Inc.	6,807	235,522
Sandy Spring Bancorp., Inc.	4,705	192,858
Seacoast Banking Corp. of Florida*	6,004	143,976
ServisFirst Bancshares, Inc.	9,013	327,893
Shore Bancshares, Inc.	2,371	39,619
Sierra Bancorp.	2,278	62,486
Simmons First National Corp. "A"	5,751	317,168
South State Corp.	5,153	460,421
Southern First Bancshares, Inc.*	1,082	35,327
Southern National Bancorp. of Virginia, Inc.	2,142	36,264
Southside Bancshares, Inc.	5,158	173,154
Southwest Bancorp., Inc.	3,750	98,062
State Bank Financial Corp.	7,036	183,780
Sterling Bancorp.	24,861	589,206
Stock Yards Bancorp., Inc.	4,292	174,470
Stonegate Bank	2,516	118,478
Summit Financial Group, Inc. (a)	1,567	33,753
Sun Bancorp, Inc.	2,044	49,874
Texas Capital Bancshares, Inc.*	9,717	810,884
The Bancorp., Inc.*	9,761	49,781
Tompkins Financial Corp.	2,891	232,870
TowneBank	10,926	354,002
TriCo Bancshares	4,099	145,637
TriState Capital Holdings, Inc.*	4,308	100,592
Triumph Bancorp., Inc.*	3,020	77,916
Trustmark Corp.	13,361	424,746
UMB Financial Corp.	8,823	664,460
Umpqua Holdings Corp.	43,483	771,388
Union Bankshares Corp.	8,500	299,030
Union Bankshares, Inc. (a)	740	31,783
United Bankshares, Inc.	13,784	582,374
United Community Banks, Inc.	13,711	379,658
Univest Corp. of Pennsylvania	4,961	128,490
Valley National Bancorp.	48,766	575,439
Veritex Holdings, Inc.*	2,259	63,523
Washington Trust Bancorp., Inc.	3,012	148,492
WashingtonFirst Bankshares, Inc.	1,601	44,828
Webster Financial Corp.	17,991	900,270
WesBanco, Inc.	7,890	300,688
West Bancorp.	3,159	72,499
Westamerica Bancorp. (a)	4,839	270,161
Wintrust Financial Corp.	10,096	697,836
Xenith Bankshares, Inc.*	1,523	38,639
		42,749,183
Capital Markets 1.4%
Arlington Asset Investment Corp. "A" (a)	4,146	58,583
Associated Capital Group, Inc. "A"	852	30,800
B. Riley Financial, Inc.	1,765	26,475
BGC Partners, Inc. "A"	43,007	488,560
Cohen & Steers, Inc.	4,156	166,115
Cowen Group, Inc. "A"*	4,963	74,197
Diamond Hill Investment Group	576	112,061
Evercore Partners, Inc. "A"	7,692	599,207
FBR & Co.	1,180	21,299
Fifth Street Asset Management, Inc.	1,129	5,193
Financial Engines, Inc.	10,410	453,355
Gain Capital Holdings, Inc.	7,086	59,026
GAMCO Investors, Inc. "A"	830	24,560
Greenhill & Co., Inc.	5,339	156,433
Hennessy Advisors, Inc.	816	13,717
Houlihan Lokey, Inc.	4,139	142,589
INTL. FCStone, Inc.*	2,959	112,324
Investment Technology Group, Inc.	6,759	136,870
Janus Capital Group, Inc.	28,658	378,286
KCG Holdings, Inc. "A"*	7,786	138,824
Ladenburg Thalmann Financial Services, Inc.*	18,811	46,651
Manning & Napier, Inc.	2,817	16,057
Medley Management, Inc. "A"	1,036	8,599
Moelis & Co. "A"	4,548	175,098
OM Asset Management PLC	7,597	114,867
Oppenheimer Holdings, Inc. "A"	1,955	33,430
Piper Jaffray Companies, Inc.	2,901	185,229
PJT Partners, Inc. "A"	3,610	126,675
Pzena Investment Management, Inc. "A"	2,886	28,398
Safeguard Scientifics, Inc.*	3,689	46,850
Silvercrest Asset Management Group, Inc. "A"	1,334	17,742
Stifel Financial Corp.*	12,635	634,151
Value Line, Inc.	416	7,159
Virtu Financial, Inc. "A"	4,784	81,328
Virtus Investment Partners, Inc.	995	105,370
Waddell & Reed Financial, Inc. "A"	15,522	263,874
Westwood Holdings Group, Inc.	1,511	80,703
Wins Finance Holdings, Inc.* (a)	289	41,902
WisdomTree Investments, Inc. (a)	22,343	202,874
		5,415,431
Consumer Finance 0.5%
Encore Capital Group, Inc.* (a)	4,780	147,224
Enova International, Inc.*	5,470	81,229
EZCORP, Inc. "A"*	10,100	82,315
FirstCash, Inc.	9,484	466,138
Green Dot Corp. "A"*	8,345	278,389
LendingClub Corp.*	65,689	360,633
Nelnet, Inc. "A"	4,088	179,300
PRA Group, Inc.*	8,983	297,786
Regional Management Corp.*	1,955	37,986
World Acceptance Corp.* (a)	1,120	57,994
		1,988,994
Diversified Financial Services 0.1%
FNFV Group*	13,200	174,900
Marlin Business Services Corp.	1,665	42,874
NewStar Financial, Inc.	4,395	46,499
On Deck Capital, Inc.*	9,094	45,834
PICO Holdings, Inc.*	4,104	57,456
Tiptree, Inc.	3,945	28,798
		396,361
Insurance 2.4%
Ambac Financial Group, Inc.*	9,046	170,608
American Equity Investment Life Holding Co.	16,999	401,686
AMERISAFE, Inc.	3,735	242,401
Argo Group International Holdings Ltd.	5,717	387,613
Atlas Financial Holdings, Inc.*	1,891	25,812
Baldwin & Lyons, Inc. "B"	1,582	38,680
Blue Capital Reinsurance Holdings Ltd.	1,162	22,427
Citizens, Inc.* (a)	8,810	65,458
CNO Financial Group, Inc.	35,241	722,440
Crawford & Co. "B"	2,268	22,748
Donegal Group, Inc. "A"	1,585	27,928
eHealth, Inc.*	3,363	40,490
EMC Insurance Group, Inc.	1,473	41,332
Employers Holdings, Inc.	6,252	237,263
Enstar Group Ltd.*	2,263	432,912
FBL Financial Group, Inc. "A"	1,965	128,609
Federated National Holding Co.	2,309	40,246
Fidelity & Guaranty Life	2,307	64,135
Genworth Financial, Inc. "A"*	100,145	412,597
Global Indemnity Ltd.*	1,546	59,506
Greenlight Capital Re Ltd. "A"*	5,993	132,445
Hallmark Financial Services, Inc.*	2,633	29,095
HCI Group, Inc. (a)	1,777	80,996
Heritage Insurance Holdings, Inc.	5,048	64,463
Horace Mann Educators Corp.	8,071	331,315
Independence Holding Co.	1,493	27,770
Infinity Property & Casualty Corp.	2,123	202,746
Investors Title Co.	271	42,859
James River Group Holdings Ltd.	2,708	116,065
Kemper Corp.	7,743	308,946
Kinsale Capital Group, Inc.	1,298	41,588
Maiden Holdings Ltd.	13,660	191,240
MBIA, Inc.*	26,103	221,092
National General Holdings Corp.	9,567	227,312
National Western Life Group, Inc. "A"	445	135,351
Navigators Group, Inc.	4,364	236,965
OneBeacon Insurance Group Ltd. "A"	4,117	65,872
Patriot National, Inc.* (a)	2,264	6,384
Primerica, Inc.	9,243	759,775
RLI Corp.	7,498	450,030
Safety Insurance Group, Inc.	2,790	195,579
Selective Insurance Group, Inc.	11,224	529,212
State Auto Financial Corp.	2,960	81,252
State National Companies, Inc.	6,335	91,224
Stewart Information Services Corp.	4,516	199,517
Third Point Reinsurance Ltd.*	13,333	161,329
Trupanion, Inc.* (a)	2,904	41,295
United Fire Group, Inc.	4,289	183,440
United Insurance Holdings Corp.	3,186	50,817
Universal Insurance Holdings, Inc.	6,506	159,397
WMIH Corp.*	38,548	55,895
		9,006,157
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	5,628	101,585
Altisource Residential Corp.	10,655	162,489
Anworth Mortgage Asset Corp.	18,565	103,036
Apollo Commercial Real Estate Finance, Inc.	16,300	306,603
Ares Commercial Real Estate Corp.	5,435	72,720
ARMOUR Residential REIT, Inc.	7,394	167,918
Capstead Mortgage Corp.	19,078	201,082
CYS Investments, Inc.	29,319	233,086
Dynex Capital, Inc.	8,496	60,237
Great Ajax Corp.	3,063	39,972
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,921	180,204
Invesco Mortgage Capital, Inc.	22,455	346,256
Ladder Capital Corp.	8,646	124,848
MTGE Investment Corp.	9,114	152,660
New Residential Investment Corp.	58,216	988,508
New York Mortgage Trust, Inc. (a)	22,314	137,677
Orchid Island Capital, Inc. (a)	5,984	59,780
Owens Realty Mortgage, Inc.	1,889	33,624
PennyMac Mortgage Investment Trust	13,382	237,531
Redwood Trust, Inc.	14,827	246,276
Resource Capital Corp.	5,725	55,933
Western Asset Mortgage Capital Corp.	8,323	81,316
		4,093,341
Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	17,936	367,867
Bank Mutual Corp.	8,460	79,524
BankFinancial Corp.	2,859	41,513
Bear State Financial, Inc.	3,400	31,960
Beneficial Bancorp., Inc.	13,835	221,360
BofI Holding, Inc.* (a)	11,668	304,885
BSB Bancorp., Inc.*	1,447	40,878
Capitol Federal Financial, Inc.	24,851	363,570
Charter Financial Corp.	2,568	50,513
Clifton Bancorp., Inc.	4,139	67,010
Dime Community Bancshares	6,376	129,433
ESSA Bancorp., Inc.	1,563	22,789
Essent Group Ltd.*	14,804	535,461
EverBank Financial Corp.	20,005	389,697
Federal Agricultural Mortgage Corp. "C"	1,626	93,609
First Defiance Financial Corp.	1,647	81,543
Flagstar Bancorp., Inc.*	4,138	116,650
Greene County Bancorp., Inc. (a)	571	13,333
Hingham Institution for Savings	235	41,560
Home Bancorp., Inc.	1,083	36,551
HomeStreet, Inc.*	5,077	141,902
Impac Mortgage Holdings, Inc.* (a)	2,173	27,076
Kearny Financial Corp.	17,422	262,201
LendingTree, Inc.*	1,262	158,192
Meridian Bancorp., Inc.	9,621	176,064
Meta Financial Group, Inc.	1,668	147,618
MGIC Investment Corp.*	66,999	678,700
Nationstar Mortgage Holdings, Inc.*	6,442	101,526
NMI Holdings, Inc. "A"*	10,010	114,114
Northfield Bancorp., Inc.	8,445	152,179
Northwest Bancshares, Inc.	18,705	314,992
OceanFirst Financial Corp.	5,002	140,931
Ocwen Financial Corp.*	19,223	105,150
Oritani Financial Corp.	7,302	124,134
PennyMac Financial Services, Inc. "A"*	2,471	42,131
PHH Corp.*	10,743	136,758
Provident Bancorp., Inc.*	835	17,493
Provident Financial Holdings, Inc.	1,251	23,331
Provident Financial Services, Inc.	12,012	310,510
Radian Group, Inc.	42,267	759,115
SI Financial Group, Inc.	2,097	29,463
Southern Missouri Bancorp., Inc.	1,091	38,752
Territorial Bancorp., Inc.	1,340	41,768
TrustCo Bank Corp.	18,381	144,291
United Community Financial Corp.	9,151	76,319
United Financial Bancorp., Inc.	10,034	170,678
Walker & Dunlop, Inc.*	5,486	228,711
Walter Investment Management Corp.*	3,540	3,823
Washington Federal, Inc.	17,919	593,119
Waterstone Financial, Inc.	4,904	89,498
Western New England Bancorp, Inc.	4,871	51,146
WSFS Financial Corp.	5,644	259,342
		8,690,733
Health Care 12.8%
Biotechnology 4.8%
Acceleron Pharma, Inc.*	5,365	142,012
Achillion Pharmaceuticals, Inc.*	22,969	96,699
Acorda Therapeutics, Inc.*	8,459	177,639
Adamas Pharmaceuticals, Inc.* (a)	3,166	55,405
Aduro Biotech, Inc.* (a)	6,721	72,251
Advaxis, Inc.* (a)	7,096	57,974
Adverum Biotechnologies, Inc.*	5,537	14,950
Aevi Genomic Medicine, Inc.*	5,663	10,533
Agenus, Inc.*	14,043	52,942
Aimmune Therapeutics, Inc.*	4,978	108,172
Akebia Therapeutics, Inc.*	6,796	62,523
Alder Biopharmaceuticals, Inc.*	9,131	189,925
AMAG Pharmaceuticals, Inc.*	6,842	154,287
Amicus Therapeutics, Inc.* (a)	27,813	198,307
AnaptysBio, Inc.*	996	27,639
Anavex Life Sciences Corp.* (a)	6,186	35,508
Anthera Pharmaceuticals, Inc.*	7,316	3,113
Applied Genetic Technologies Corp.*	2,397	16,539
Aptevo Therapeutics, Inc.*	3,072	6,328
Ardelyx, Inc.*	6,542	82,756
Arena Pharmaceuticals, Inc.*	47,040	68,678
Argos Therapeutics, Inc.* (a)	2,022	914
Array BioPharma, Inc.*	33,410	298,685
Arrowhead Pharmaceuticals, Inc.* (a)	12,160	22,496
Asterias Biotherapeutics, Inc.* (a)	4,293	14,596
Atara Biotherapeutics, Inc.*	4,402	90,461
Athersys, Inc.* (a)	14,404	24,631
Audentes Therapeutics, Inc.*	1,116	19,017
Avexis, Inc.* (a)	1,195	90,856
Axovant Sciences Ltd.*	4,630	69,172
Bellicum Pharmaceuticals, Inc.* (a)	3,972	49,014
BioCryst Pharmaceuticals, Inc.*	14,928	125,395
BioSpecifics Technologies Corp.*	1,041	57,047
BioTime, Inc.* (a)	16,005	55,217
Bluebird Bio, Inc.*	8,047	731,472
Blueprint Medicines Corp.*	4,695	187,753
Cara Therapeutics, Inc.* (a)	4,374	80,438
Celldex Therapeutics, Inc.* (a)	17,942	64,771
Cellular Biomedicine Group, Inc.*	2,303	27,175
ChemoCentryx, Inc.*	5,074	36,939
Chimerix, Inc.*	8,328	53,133
Cidara Therapeutics, Inc.* (a)	2,924	22,807
Clovis Oncology, Inc.*	7,262	462,372
Coherus Biosciences, Inc.*	6,520	137,898
Concert Pharmaceuticals, Inc.*	3,312	56,503
Corvus Pharmaceuticals, Inc.*	626	13,002
Curis, Inc.*	23,326	64,846
Cytokinetics, Inc.*	7,130	91,620
CytomX Therapeutics, Inc.*	3,864	66,731
CytRx Corp.*	12,477	5,542
Dimension Therapeutics, Inc.*	2,312	4,046
Dynavax Technologies Corp.* (a)	7,361	43,798
Eagle Pharmaceuticals, Inc.* (a)	1,693	140,417
Edge Therapeutics, Inc.*	3,076	28,022
Editas Medicine, Inc.* (a)	1,230	27,454
Eiger BioPharmaceuticals, Inc.*	657	7,523
Emergent Biosolutions, Inc.*	6,548	190,154
Enanta Pharmaceuticals, Inc.*	2,961	91,199
Epizyme, Inc.*	8,125	139,344
Esperion Therapeutics, Inc.* (a)	2,714	95,831
Exact Sciences Corp.* (a)	21,003	496,091
Exelixis, Inc.*	44,806	970,946
FibroGen, Inc.*	10,301	253,920
Five Prime Therapeutics, Inc.*	5,271	190,547
Flexion Therapeutics, Inc.*	5,532	148,866
Fortress Biotech, Inc.*	6,467	23,928
Foundation Medicine, Inc.* (a)	2,548	82,173
Galena Biopharma, Inc.*	1,699	1,036
Genomic Health, Inc.*	3,540	111,475
Geron Corp.* (a)	28,914	65,635
Global Blood Therapeutics, Inc.* (a)	3,947	145,447
GlycoMimetics, Inc.*	1,936	10,512
Halozyme Therapeutics, Inc.*	21,320	276,307
Heron Therapeutics, Inc.* (a)	8,092	121,380
Idera Pharmaceuticals, Inc.*	18,194	44,939
Ignyta, Inc.*	5,572	47,919
Immune Design Corp.*	3,312	22,522
ImmunoGen, Inc.* (a)	16,609	64,277
Immunomedics, Inc.* (a)	19,584	126,708
Infinity Pharmaceuticals, Inc.*	8,997	29,060
Inotek Pharmaceuticals Corp.* (a)	3,302	6,604
Inovio Pharmaceuticals, Inc.* (a)	14,228	94,189
Insmed, Inc.*	12,171	213,114
Insys Therapeutics, Inc.* (a)	4,843	50,900
Intellia Therapeutics, Inc.* (a)	1,321	18,613
Invitae Corp.* (a)	5,539	61,261
Ironwood Pharmaceuticals, Inc.*	25,260	430,936
Jounce Therapeutics, Inc.*	1,268	27,883
Kadmon Holdings, Inc.* (a)	1,577	5,709
Karyopharm Therapeutics, Inc.*	4,982	63,969
Keryx Biopharmaceuticals, Inc.* (a)	14,951	92,098
Kite Pharma, Inc.*	8,571	672,738
La Jolla Pharmaceutical Co.*	2,864	85,490
Lexicon Pharmaceuticals, Inc.* (a)	8,404	120,513
Ligand Pharmaceuticals, Inc.*	3,716	393,301
Lion Biotechnologies, Inc.*	10,962	81,667
Loxo Oncology, Inc.* (a)	3,112	130,953
MacroGenics, Inc.*	6,309	117,347
MannKind Corp.* (a)	12,291	18,191
MediciNova, Inc.* (a)	5,623	33,682
Merrimack Pharmaceuticals, Inc.* (a)	23,120	71,210
MiMedx Group, Inc.* (a)	20,280	193,268
Minerva Neurosciences, Inc.*	3,730	30,213
Mirati Therapeutics, Inc.*	3,811	19,817
Momenta Pharmaceuticals, Inc.*	13,006	173,630
Myovant Sciences Ltd.* (a)	1,717	20,158
Myriad Genetics, Inc.* (a)	13,157	252,614
NantKwest, Inc.* (a)	3,156	11,204
Natera, Inc.*	4,942	43,836
NewLink Genetics Corp.* (a)	4,301	103,654
Novavax, Inc.* (a)	54,701	70,017
OncoMed Pharmaceuticals, Inc.*	4,217	38,839
Ophthotech Corp.*	5,949	21,773
Organovo Holdings, Inc.* (a)	19,047	60,569
Otonomy, Inc.*	4,554	55,787
OvaScience, Inc.* (a)	5,946	11,119
PDL BioPharma, Inc.	31,644	71,832
Pfenex, Inc.*	3,672	21,334
PharmAthene, Inc.	11,812	9,585
Portola Pharmaceuticals, Inc.*	9,604	376,381
Progenics Pharmaceuticals, Inc.*	13,781	130,093
Protagonist Therapeutics, Inc.*	1,475	18,895
Proteostasis Therapeutics, Inc.* (a)	1,849	14,459
Prothena Corp. PLC* (a)	6,767	377,531
PTC Therapeutics, Inc.*	6,844	67,345
Puma Biotechnology, Inc.*	5,434	202,145
Ra Pharmaceuticals, Inc.*	1,585	33,745
Radius Health, Inc.*	6,147	237,582
REGENXBIO, Inc.*	3,833	73,977
Regulus Therapeutics, Inc.* (a)	7,348	12,124
Repligen Corp.*	6,609	232,637
Retrophin, Inc.*	7,129	131,601
Rigel Pharmaceuticals, Inc.*	23,816	78,831
Sage Therapeutics, Inc.*	6,009	427,060
Sangamo Therapeutics, Inc.*	14,381	74,781
Sarepta Therapeutics, Inc.*	10,038	297,125
Selecta Biosciences, Inc.*	991	14,191
Seres Therapeutics, Inc.*	3,376	38,048
Sorrento Therapeutics, Inc.* (a)	5,039	19,904
Spark Therapeutics, Inc.*	3,724	198,638
Spectrum Pharmaceuticals, Inc.*	16,127	104,825
Stemline Therapeutics, Inc.*	3,618	30,934
Syndax Pharmaceuticals, Inc.*	892	12,238
Synergy Pharmaceuticals, Inc.* (a)	39,060	182,020
Synthetic Biologics, Inc.*	14,334	9,040
Syros Pharmaceuticals, Inc.*	905	14,417
T2 Biosystems, Inc.* (a)	3,125	16,438
TESARO, Inc.*	5,646	868,750
TG Therapeutics, Inc.* (a)	8,416	98,046
Tokai Pharmaceuticals, Inc.* (a)	1,692	1,414
Trevena, Inc.*	8,476	31,107
Trovagene, Inc.* (a)	5,536	6,366
Ultragenyx Pharmaceutical, Inc.*	7,665	519,534
Vanda Pharmaceuticals, Inc.*	7,887	110,418
Veracyte, Inc.*	3,643	33,443
Versartis, Inc.*	6,089	130,000
Vital Therapies, Inc.* (a)	3,993	15,972
Voyager Therapeutics, Inc.* (a)	2,225	29,459
vTv Therapeutics, Inc. "A"*	1,054	6,904
XBiotech, Inc.* (a)	3,315	54,664
Xencor, Inc.*	7,342	175,621
Zafgen, Inc.*	4,325	20,155
ZIOPHARM Oncology, Inc.* (a)	24,690	156,535
		18,341,169
Health Care Equipment & Supplies 3.2%
Abaxis, Inc.	4,287	207,920
Accuray, Inc.*	15,816	75,126
Analogic Corp.	2,472	187,625
AngioDynamics, Inc.*	5,204	90,289
Anika Therapeutics, Inc.*	2,873	124,803
AtriCure, Inc.*	6,501	124,494
Atrion Corp.	278	130,160
Avinger, Inc.*	3,900	7,410
AxoGen, Inc.*	5,647	59,011
Cantel Medical Corp.	7,047	564,465
Cardiovascular Systems, Inc.*	6,212	175,644
Cerus Corp.*	21,425	95,341
ConforMIS, Inc.* (a)	6,779	35,386
CONMED Corp.	5,380	238,926
Corindus Vascular Robotics, Inc.* (a)	10,458	13,700
CryoLife, Inc.*	6,526	108,658
Cutera, Inc.*	2,544	52,661
Endologix, Inc.*	16,005	115,876
Entellus Medical, Inc.*	1,426	19,679
Exactech, Inc.*	1,915	48,258
GenMark Diagnostics, Inc.*	9,015	115,572
Glaukos Corp.*	3,376	173,189
Globus Medical, Inc. "A"*	13,633	403,809
Haemonetics Corp.*	10,210	414,220
Halyard Health, Inc.*	9,339	355,723
ICU Medical, Inc.*	2,924	446,495
Inogen, Inc.*	3,183	246,873
Insulet Corp.*	11,424	492,260
Integer Holdings Corp.*	6,078	244,336
Integra LifeSciences Holdings Corp.*	11,905	501,558
Invacare Corp.	5,966	70,995
InVivo Therapeutics Holdings Corp.* (a)	5,989	24,255
iRadimed Corp.* (a)	793	7,058
iRhythm Technologies, Inc.*	1,523	57,265
IRIDEX Corp.*	1,426	16,927
K2M Group Holdings, Inc.*	4,883	100,150
LeMaitre Vascular, Inc.	2,556	62,954
Masimo Corp.*	8,005	746,546
Meridian Bioscience, Inc.	8,321	114,830
Merit Medical Systems, Inc.*	8,431	243,656
Natus Medical, Inc.*	6,330	248,453
Neogen Corp.*	7,246	474,975
Nevro Corp.*	4,764	446,387
Novocure Ltd.* (a)	9,602	77,776
NuVasive, Inc.*	9,750	728,130
NxStage Medical, Inc.*	12,406	332,853
Obalon Therapeutics, Inc.* (a)	947	10,123
OraSure Technologies, Inc.*	10,901	140,950
Orthofix International NV*	3,516	134,135
Oxford Immunotec Global PLC*	4,283	66,344
Penumbra, Inc.*	5,458	455,470
Quidel Corp.*	5,151	116,619
Rockwell Medical, Inc.* (a)	8,999	56,334
RTI Surgical, Inc.*	10,252	41,008
Second Sight Medical Products, Inc.* (a)	2,450	2,965
Senseonics Holdings, Inc.* (a)	5,285	9,460
Spectranetics Corp.*	8,440	245,815
STAAR Surgical Co.*	7,958	77,988
SurModics, Inc.*	2,464	59,259
Tactile Systems Technology, Inc.* (a)	810	15,350
Tandem Diabetes Care, Inc.*	4,207	5,048
TransEnterix, Inc.* (a)	13,196	15,967
Utah Medical Products, Inc.	736	45,853
ViewRay, Inc.* (a)	1,322	11,250
Wright Medical Group NV*	20,404	634,972
Zeltiq Aesthetics, Inc.*	6,934	385,600
		12,153,187
Health Care Providers & Services 1.8%
AAC Holdings, Inc.* (a)	1,879	16,028
Aceto Corp.	5,536	87,524
Addus HomeCare Corp.*	1,329	42,528
Adeptus Health, Inc. "A"* (a)	2,786	5,015
Air Methods Corp.*	6,704	288,272
Almost Family, Inc.*	2,136	103,810
Amedisys, Inc.*	5,448	278,338
American Renal Associates Holdings, Inc.* (a)	1,653	27,903
AMN Healthcare Services, Inc.*	9,210	373,926
BioScrip, Inc.* (a)	21,040	35,768
BioTelemetry, Inc.*	5,389	156,011
Capital Senior Living Corp.*	5,327	74,898
Chemed Corp.	3,195	583,694
Civitas Solutions, Inc.*	2,856	52,408
Community Health Systems, Inc.*	21,471	190,448
CorVel Corp.*	1,868	81,258
Cross Country Healthcare, Inc.*	6,553	94,101
Diplomat Pharmacy, Inc.*	8,904	142,019
Fulgent Genetics, Inc.*	972	10,614
Genesis Healthcare, Inc.*	6,503	17,168
Healthequity, Inc.*	8,391	356,198
HealthSouth Corp.	17,439	746,564
Kindred Healthcare, Inc.	16,814	140,397
Landauer, Inc.	1,851	90,236
LHC Group, Inc.*	3,030	163,317
Magellan Health, Inc.*	4,617	318,804
Molina Healthcare, Inc.*	8,599	392,114
National Healthcare Corp.	2,319	165,345
National Research Corp. "A"	1,489	29,333
Nobilis Health Corp.* (a)	10,486	17,826
Owens & Minor, Inc.	12,426	429,940
PharMerica Corp.*	5,903	138,130
Providence Service Corp.*	2,316	102,923
Quorum Health Corp.*	5,617	30,556
RadNet, Inc.*	7,589	44,775
Select Medical Holdings Corp.*	20,798	277,653
Surgery Partners, Inc.*	3,532	68,874
Teladoc, Inc.* (a)	4,636	115,900
The Ensign Group, Inc.	9,310	175,028
Tivity Health, Inc.*	6,367	185,280
Triple-S Management Corp. "B"*	4,446	78,116
U.S. Physical Therapy, Inc.	2,407	157,225
Universal American Corp.*	7,672	76,490
		6,962,755
Health Care Technology 0.5%
Castlight Health, Inc. "B"* (a)	7,643	27,897
Computer Programs & Systems, Inc. (a)	2,091	58,548
Cotiviti Holdings, Inc.*	2,396	99,745
Evolent Health, Inc. "A"* (a)	3,349	74,683
HealthStream, Inc.*	5,219	126,456
HMS Holdings Corp.*	16,391	333,229
Medidata Solutions, Inc.*	10,856	626,283
NantHealth, Inc.*	1,287	6,384
Omnicell, Inc.*	6,936	281,948
Quality Systems, Inc.*	10,258	156,332
Tabula Rasa HealthCare, Inc.*	875	11,795
Vocera Communications, Inc.*	4,905	121,791
		1,925,091
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	4,467	108,101
Albany Molecular Research, Inc.* (a)	4,940	69,308
Cambrex Corp.*	6,357	349,953
ChromaDex Corp.* (a)	5,445	14,647
Enzo Biochem, Inc.*	7,495	62,733
Fluidigm Corp.*	6,205	35,306
INC Research Holdings, Inc. "A"*	8,205	376,199
Luminex Corp.	7,386	135,681
Medpace Holdings, Inc.*	1,583	47,253
NanoString Technologies, Inc.*	2,844	56,510
NeoGenomics, Inc.*	10,907	86,056
Pacific Biosciences of California, Inc.*	15,627	80,792
PAREXEL International Corp.*	10,343	652,747
PRA Health Sciences, Inc.*	4,733	308,734
		2,384,020
Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc.* (a)	6,717	21,159
Aclaris Therapeutics, Inc.*	2,364	70,495
Aerie Pharmaceuticals, Inc.*	5,725	259,629
Agile Therapeutics, Inc.*	2,158	6,916
Amphastar Pharmaceuticals, Inc.*	6,754	97,933
Ampio Pharmaceuticals, Inc.*	8,304	6,643
ANI Pharmaceuticals, Inc.*	1,612	79,810
Aratana Therapeutics, Inc.* (a)	6,321	33,501
Axsome Therapeutics, Inc.*	2,107	8,217
Bio-Path Holdings, Inc.*	15,702	12,987
Catalent, Inc.*	19,866	562,605
Cempra, Inc.*	8,694	32,603
Clearside Biomedical, Inc.*	1,602	12,720
Collegium Pharmaceutical, Inc.* (a)	3,149	31,679
Corcept Therapeutics, Inc.*	15,248	167,118
DepoMed, Inc.*	11,877	149,056
Dermira, Inc.*	5,699	194,393
Durect Corp.*	25,179	26,438
Egalet Corp.* (a)	4,216	21,502
Endocyte, Inc.*	7,143	18,358
Flex Pharma, Inc.*	2,021	8,892
Heska Corp.*	1,196	125,556
Horizon Pharma PLC*	31,910	471,630
Impax Laboratories, Inc.*	14,245	180,199
Innoviva, Inc.*	16,019	221,543
Intersect ENT, Inc.*	4,843	83,058
Intra-Cellular Therapies, Inc.*	6,685	108,631
Lannett Co., Inc.* (a)	5,521	123,394
Lipocine, Inc.* (a)	3,145	12,266
Medicines Co.*	13,302	650,468
MyoKardia, Inc.*	2,814	37,004
Nektar Therapeutics*	28,010	657,395
Neos Therapeutics, Inc.* (a)	4,195	30,204
Novan, Inc.* (a)	829	5,289
Ocular Therapeutix, Inc.*	3,855	35,774
Omeros Corp.* (a)	7,923	119,796
Pacira Pharmaceuticals, Inc.*	7,099	323,714
Paratek Pharmaceuticals, Inc.*	3,631	69,897
Phibro Animal Health Corp. "A"	3,714	104,363
Prestige Brands Holdings, Inc.*	10,606	589,269
Reata Pharmaceuticals, Inc. "A"* (a)	1,454	32,933
Revance Therapeutics, Inc.*	3,885	80,808
Sciclone Pharmaceuticals, Inc.*	9,526	93,355
Sucampo Pharmaceuticals, Inc. "A"*	4,384	48,224
Supernus Pharmaceuticals, Inc.*	9,214	288,398
Teligent, Inc.*	8,427	65,815
Tetraphase Pharmaceuticals, Inc.*	6,769	62,207
TherapeuticsMD, Inc.* (a)	29,350	211,320
Theravance Biopharma, Inc.* (a)	7,974	293,603
Titan Pharmaceuticals, Inc.*	3,560	11,748
WaVe Life Sciences Ltd.*	1,404	38,610
Zogenix, Inc.*	4,591	49,812
		7,048,937
Industrials 14.1%
Aerospace & Defense 1.5%
AAR Corp.	6,584	221,420
Aerojet Rocketdyne Holdings, Inc.*	11,562	250,896
Aerovironment, Inc.*	4,120	115,484
Astronics Corp.*	3,752	119,051
Axon Enterprise, Inc.*	10,128	230,817
Cubic Corp.	4,949	261,307
Curtiss-Wright Corp.	8,654	789,764
DigitalGlobe, Inc.*	12,578	411,930
Ducommun, Inc.*	2,027	58,357
Engility Holdings, Inc.*	3,485	100,856
Esterline Technologies Corp.*	5,846	503,048
KLX, Inc.*	10,443	466,802
Kratos Defense & Security Solutions, Inc.*	13,214	102,805
Mercury Systems, Inc.*	9,274	362,150
Moog, Inc. "A"*	6,212	418,378
National Presto Industries, Inc.	1,003	102,507
Sparton Corp.*	1,968	41,308
Teledyne Technologies, Inc.*	6,685	845,385
The Keyw Holding Corp.*	8,582	81,014
Triumph Group, Inc.	9,584	246,788
Vectrus, Inc.*	2,198	49,125
Wesco Aircraft Holdings, Inc.*	11,333	129,196
		5,908,388
Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.*	9,702	155,717
Atlas Air Worldwide Holdings, Inc.*	4,816	267,047
Echo Global Logistics, Inc.*	5,686	121,396
Forward Air Corp.	5,777	274,812
Hub Group, Inc. "A"*	6,488	301,043
Park-Ohio Holdings Corp.	1,770	63,632
Radiant Logistics, Inc.*	7,884	39,420
XPO Logistics, Inc.*	19,249	921,835
		2,144,902
Airlines 0.3%
Allegiant Travel Co.	2,614	418,894
Hawaiian Holdings, Inc.*	10,412	483,637
SkyWest, Inc.	9,813	336,095
		1,238,626
Building Products 1.2%
AAON, Inc.	7,847	277,392
Advanced Drainage Systems, Inc.	6,936	151,898
American Woodmark Corp.*	2,719	249,604
Apogee Enterprises, Inc.	5,549	330,776
Armstrong Flooring, Inc.*	4,428	81,564
Builders FirstSource, Inc.*	16,588	247,161
Caesarstone Ltd.*	4,727	171,354
Continental Building Products, Inc.*	6,954	170,373
CSW Industrials, Inc.*	2,729	100,154
Gibraltar Industries, Inc.*	6,127	252,432
Griffon Corp.	6,095	150,242
Insteel Industries, Inc.	3,479	125,731
JELD-WEN Holding, Inc.*	4,980	163,593
Masonite International Corp.*	6,009	476,213
NCI Building Systems, Inc.*	5,255	90,123
Patrick Industries, Inc.*	3,133	222,130
PGT Innovations, Inc.*	9,587	103,060
Ply Gem Holdings, Inc.*	4,258	83,883
Quanex Building Products Corp.	6,956	140,859
Simpson Manufacturing Co., Inc.	8,184	352,649
Trex Co., Inc.*	5,867	407,111
Universal Forest Products, Inc.	3,943	388,543
		4,736,845
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	11,048	481,693
Acco Brands Corp.*	20,956	275,571
Advanced Disposal Services, Inc.*	4,223	95,440
Aqua Metals, Inc.* (a)	2,593	50,667
ARC Document Solutions, Inc.*	8,849	30,529
Brady Corp. "A"	9,118	352,411
Casella Waste Systems, Inc. "A"*	7,335	103,497
CECO Environmental Corp.	5,717	60,086
CompX International, Inc.	545	8,366
Deluxe Corp.	9,556	689,657
Ennis, Inc.	5,144	87,448
Essendant, Inc.	7,441	112,731
Healthcare Services Group, Inc.	13,894	598,692
Heritage-Crystal Clean, Inc.*	2,282	31,263
Herman Miller, Inc.	11,938	376,644
HNI Corp.	9,016	415,547
Innerworkings, Inc.*	7,455	74,252
Interface, Inc.	12,657	241,116
Kimball International, Inc. "B"	7,556	124,674
Knoll, Inc.	9,349	222,600
Matthews International Corp. "A"	6,329	428,157
McGrath RentCorp.	4,585	153,918
Mobile Mini, Inc.	8,624	263,032
MSA Safety, Inc.	6,055	428,028
Multi-Color Corp.	2,709	192,339
NL Industries, Inc.*	1,487	9,591
Quad Graphics, Inc.	5,718	144,322
SP Plus Corp.*	3,274	110,497
Steelcase, Inc. "A"	17,053	285,638
Team, Inc.*	5,782	156,403
Tetra Tech, Inc.	11,428	466,834
The Brink's Co.	8,942	477,950
TRC Companies, Inc.*	3,963	69,154
U.S. Ecology, Inc.	4,329	202,814
UniFirst Corp.	2,991	423,077
Viad Corp.	4,055	183,286
VSE Corp.	1,662	67,810
West Corp.	8,605	210,134
		8,705,868
Construction & Engineering 0.9%
Aegion Corp.*	6,990	160,141
Ameresco, Inc. "A"*	4,913	32,180
Argan, Inc.	2,704	178,870
Comfort Systems U.S.A., Inc.	7,307	267,802
Dycom Industries, Inc.*	6,056	562,905
EMCOR Group, Inc.	11,839	745,265
Granite Construction, Inc.	7,710	386,965
Great Lakes Dredge & Dock Co.*	12,467	49,868
HC2 Holdings, Inc.*	7,419	45,998
IES Holdings, Inc.*	1,464	26,498
Layne Christensen Co.*	3,399	30,047
MasTec, Inc.*	13,117	525,336
MYR Group, Inc.*	3,042	124,722
NV5 Holdings, Inc.*	1,384	52,038
Orion Group Holdings, Inc.*	4,962	37,066
Primoris Services Corp.	8,036	186,596
Tutor Perini Corp.*	7,480	237,864
		3,650,161
Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	1,111	22,331
American Superconductor Corp.* (a)	2,217	15,209
Atkore International Group, Inc.*	2,360	62,021
AZZ, Inc.	5,170	307,615
Babcock & Wilcox Enterprises, Inc.*	9,216	86,077
Encore Wire Corp.	4,006	184,276
Energous Corp.* (a)	2,806	43,774
EnerSys	8,576	676,989
FuelCell Energy, Inc.* (a)	6,229	8,565
Generac Holdings, Inc.*	12,133	452,318
General Cable Corp.	9,556	171,530
LSI Industries, Inc.	4,485	45,254
Plug Power, Inc.* (a)	36,975	51,025
Powell Industries, Inc.	1,624	55,930
Power Solutions International, Inc.* (a)	777	7,840
Preformed Line Products Co.	538	28,057
Sunrun, Inc.* (a)	11,977	64,676
Thermon Group Holdings, Inc.*	6,398	133,334
TPI Composites, Inc.*	1,167	22,185
Vicor Corp.*	3,238	52,132
		2,491,138
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,056	204,977
Machinery 3.4%
Actuant Corp. "A"	11,746	309,507
Alamo Group, Inc.	1,890	143,999
Albany International Corp. "A"	5,617	258,663
Altra Industrial Motion Corp.	5,032	195,996
American Railcar Industries, Inc. (a)	1,462	60,088
Astec Industries, Inc.	3,805	233,988
Barnes Group, Inc.	9,941	510,371
Blue Bird Corp.*	913	15,658
Briggs & Stratton Corp.	8,480	190,376
Chart Industries, Inc.*	6,072	212,156
CIRCOR International, Inc.	3,284	195,201
Columbus McKinnon Corp.	4,028	99,975
DMC Global, Inc.	2,645	32,798
Douglas Dynamics, Inc.	4,349	133,297
Energy Recovery, Inc.*	6,508	54,147
EnPro Industries, Inc.	4,209	299,512
ESCO Technologies, Inc.	5,045	293,114
Federal Signal Corp.	11,651	160,900
Franklin Electric Co., Inc.	9,167	394,639
FreightCar America, Inc.	2,340	29,320
Gencor Industries, Inc.*	1,422	21,259
Global Brass & Copper Holdings, Inc.	4,294	147,714
Gorman-Rupp Co.	3,509	110,183
Graham Corp.	1,917	44,091
Greenbrier Companies, Inc. (a)	5,266	226,965
Hardinge, Inc.	2,186	24,571
Harsco Corp.*	15,677	199,882
Hillenbrand, Inc.	11,660	418,011
Hurco Companies, Inc.	1,216	37,818
Hyster-Yale Materials Handling, Inc.	1,808	101,953
John Bean Technologies Corp.	6,175	543,091
Joy Global, Inc.	19,156	541,157
Kadant, Inc.	2,123	126,000
Kennametal, Inc.	15,579	611,164
Lindsay Corp.	2,133	187,960
Lydall, Inc.*	3,326	178,274
Manitowoc Co., Inc.*	25,599	145,914
Meritor, Inc.*	16,168	276,958
Milacron Holdings Corp.*	2,904	54,043
Miller Industries, Inc.	2,077	54,729
Mueller Industries, Inc.	11,208	383,650
Mueller Water Products, Inc. "A"	30,928	365,569
Navistar International Corp.*	9,827	241,941
NN, Inc.	5,345	134,694
Omega Flex, Inc.	496	23,704
Proto Labs, Inc.*	4,818	246,200
RBC Bearings, Inc.*	4,488	435,740
REV Group, Inc.*	2,490	68,649
Rexnord Corp.*	16,449	379,643
SPX Corp.*	8,254	200,160
SPX FLOW, Inc.*	6,969	241,894
Standex International Corp.	2,461	246,469
Sun Hydraulics Corp.	4,657	168,164
Supreme Industries, Inc. "A"	2,455	49,738
Tennant Co.	3,399	246,937
The ExOne Co.* (a)	1,931	19,677
Titan International, Inc.	9,068	93,763
TriMas Corp.*	8,969	186,107
Wabash National Corp.	11,749	243,087
Watts Water Technologies, Inc. "A"	5,507	343,361
Woodward, Inc.	10,366	704,059
		12,898,648
Marine 0.1%
Costamare, Inc.	6,515	43,390
Matson, Inc.	8,403	266,879
Scorpio Bulkers, Inc.* (a)	10,931	100,565
		410,834
Professional Services 1.4%
Acacia Research Corp.*	9,463	54,412
Barrett Business Services, Inc.	1,465	80,018
CBIZ, Inc.*	9,546	129,348
CEB, Inc.	6,358	499,739
Cogint, Inc.* (a)	2,876	13,373
CRA International, Inc.	1,670	59,001
Exponent, Inc.	4,959	295,309
Franklin Covey Co.*	1,857	37,511
FTI Consulting, Inc.*	8,294	341,464
GP Strategies Corp.*	2,455	62,112
Heidrick & Struggles International, Inc.	3,698	97,442
Hill International, Inc.*	6,498	26,967
Huron Consulting Group, Inc.*	4,193	176,525
ICF International, Inc.*	3,620	149,506
Insperity, Inc.	3,087	273,663
Kelly Services, Inc. "A"	5,793	126,635
Kforce, Inc.	4,882	115,948
Korn/Ferry International	11,311	356,183
Mistras Group, Inc.*	3,298	70,511
Navigant Consulting, Inc.*	9,228	210,952
On Assignment, Inc.*	10,075	488,940
Resources Connection, Inc.	5,568	93,264
RPX Corp.*	9,951	119,412
The Advisory Board Co.*	8,162	381,982
TriNet Group, Inc.*	8,241	238,165
TrueBlue, Inc.*	8,205	224,407
WageWorks, Inc.*	7,198	520,415
		5,243,204
Road & Rail 0.5%
ArcBest Corp.	4,978	129,428
Celadon Group, Inc.	4,889	32,023
Covenant Transportation Group, Inc. "A"*	2,368	44,518
Heartland Express, Inc.	9,131	183,077
Knight Transportation, Inc.	13,210	414,133
Marten Transport Ltd.	4,701	110,238
P.A.M. Transportation Services, Inc.*	585	9,530
Roadrunner Transportation Systems, Inc.*	5,795	39,812
Saia, Inc.*	4,994	221,234
Swift Transportation Co.*	14,483	297,481
Universal Logistics Holdings, Inc.	1,559	22,372
USA Truck, Inc.*	1,751	12,870
Werner Enterprises, Inc.	8,842	231,660
YRC Worldwide, Inc.*	6,093	67,084
		1,815,460
Trading Companies & Distributors 1.2%
Aircastle Ltd.	9,443	227,860
Applied Industrial Technologies, Inc.	7,166	443,217
Beacon Roofing Supply, Inc.*	11,814	580,776
BMC Stock Holdings, Inc.*	10,883	245,956
CAI International, Inc.*	3,112	48,983
DXP Enterprises, Inc.*	2,977	112,739
Foundation Building Materials, Inc.*	2,550	40,723
GATX Corp.	8,102	493,898
GMS, Inc.*	1,333	46,708
H&E Equipment Services, Inc.	6,037	148,027
Kaman Corp.	5,306	255,378
Lawson Products, Inc.*	1,323	29,701
MRC Global, Inc.*	18,445	338,097
Neff Corp. "A"*	2,041	39,697
NOW, Inc.*	21,297	361,197
Rush Enterprises, Inc. "A"*	5,887	194,742
Rush Enterprises, Inc. "B"*	1,226	38,227
SiteOne Landscape Supply, Inc.*	2,194	106,212
Textainer Group Holdings Ltd.	4,600	70,380
Titan Machinery, Inc.*	3,745	57,448
Triton International Ltd.	7,969	205,521
Univar, Inc.*	8,344	255,827
Veritiv Corp.*	1,624	84,123
Willis Lease Finance Corp.*	789	17,634
		4,443,071
Information Technology 17.2%
Communications Equipment 1.9%
Acacia Communications, Inc.* (a)	992	58,151
ADTRAN, Inc.	9,709	201,462
Aerohive Networks, Inc.*	4,136	17,412
Applied Optoelectronics, Inc.* (a)	3,551	199,389
Bel Fuse, Inc. "B"	1,956	49,976
Black Box Corp.	2,889	25,856
CalAmp Corp.*	7,096	119,142
Calix, Inc.*	8,087	58,631
Ciena Corp.*	27,037	638,344
Clearfield, Inc.*	2,150	35,367
Comtech Telecommunications Corp.	4,224	62,262
Digi International, Inc.*	5,456	64,926
EMCORE Corp.	4,947	44,523
Extreme Networks, Inc.*	19,988	150,110
Finisar Corp.*	21,164	578,624
Harmonic, Inc.*	15,538	92,451
Infinera Corp.*	27,279	279,064
InterDigital, Inc.	6,816	588,221
Ixia*	12,621	248,003
KVH Industries, Inc.*	3,080	25,872
Lumentum Holdings, Inc.*	10,016	534,354
NETGEAR, Inc.*	6,448	319,498
NetScout Systems, Inc.*	17,641	669,476
Oclaro, Inc.*	21,742	213,506
Plantronics, Inc.	6,618	358,100
Quantenna Communications, Inc.* (a)	1,166	24,288
ShoreTel, Inc.*	12,733	78,308
Silicom Ltd.	1,062	52,749
Sonus Networks, Inc.*	9,856	64,951
Ubiquiti Networks, Inc.*	5,067	254,667
ViaSat, Inc.*	10,168	648,922
Viavi Solutions, Inc.*	46,351	496,883
		7,253,488
Electronic Equipment, Instruments & Components 3.0%
Agilysys, Inc.*	2,773	26,205
Anixter International, Inc.*	5,750	455,975
AVX Corp.	9,406	154,070
Badger Meter, Inc.	5,562	204,403
Belden, Inc.	8,246	570,541
Benchmark Electronics, Inc.*	9,888	314,438
Coherent, Inc.*	4,759	978,641
Control4 Corp.*	3,702	58,455
CTS Corp.	6,328	134,786
Daktronics, Inc.	7,095	67,048
Electro Scientific Industries, Inc.*	5,165	36,000
ePlus, Inc.*	1,270	171,514
Fabrinet*	6,780	284,963
FARO Technologies, Inc.*	3,395	121,371
II-VI, Inc.*	11,623	419,009
Insight Enterprises, Inc.*	7,143	293,506
InvenSense, Inc.*	15,764	199,099
Itron, Inc.*	6,633	402,623
Kimball Electronics, Inc.*	5,881	99,683
Knowles Corp.*	17,328	328,366
Littelfuse, Inc.	4,355	696,408
Maxwell Technologies, Inc.*	5,955	34,599
Mesa Laboratories, Inc.	609	74,724
Methode Electronics, Inc.	7,087	323,167
MTS Systems Corp.	3,317	182,601
Novanta, Inc.*	6,208	164,822
OSI Systems, Inc.*	3,444	251,378
Park Electrochemical Corp.	3,659	65,350
PC Connection, Inc.	2,233	66,521
Plexus Corp.*	6,475	374,255
Radisys Corp.*	6,733	26,932
Rogers Corp.*	3,502	300,717
Sanmina Corp.*	14,490	588,294
ScanSource, Inc.*	4,980	195,465
SYNNEX Corp.	5,751	643,767
Systemax, Inc.	2,113	23,433
Tech Data Corp.*	6,902	648,098
TTM Technologies, Inc.*	14,303	230,707
Universal Display Corp.	8,178	704,126
Vishay Intertechnology, Inc.	27,019	444,463
Vishay Precision Group, Inc.*	2,383	37,651
		11,398,174
Internet Software & Services 2.2%
2U, Inc.*	7,184	284,917
Actua Corp.*	7,443	104,574
Alarm.com Holdings, Inc.*	1,956	60,127
Amber Road, Inc.*	3,143	24,264
Angie's List, Inc.*	8,152	46,466
Appfolio, Inc. "A"*	1,444	39,277
Apptio, Inc. "A"* (a)	1,161	13,619
Autobytel, Inc.*	1,651	20,687
Bankrate, Inc.*	9,810	94,667
Bazaarvoice, Inc.*	15,611	67,127
Benefitfocus, Inc.*	2,442	68,254
Blucora, Inc.*	7,841	135,649
Box, Inc. "A"*	9,787	159,626
Brightcove, Inc.*	6,173	54,940
Carbonite, Inc.*	3,452	70,076
Care.com, Inc.*	2,705	33,840
ChannelAdvisor Corp.*	4,430	49,395
Cimpress NV*	4,983	429,485
Cornerstone OnDemand, Inc.*	10,010	389,289
Coupa Software, Inc.* (a)	1,557	39,548
DHI Group, Inc.*	9,532	37,651
Endurance International Group Holdings, Inc.*	12,141	95,307
Envestnet, Inc.*	8,057	260,241
Five9, Inc.*	6,837	112,537
Global Sources Ltd.*	1,557	12,845
Gogo, Inc.* (a)	11,008	121,088
GrubHub, Inc.*	15,954	524,727
GTT Communications, Inc.*	5,225	127,229
Hortonworks, Inc.* (a)	8,702	85,367
Instructure, Inc.*	1,993	46,636
j2 Global, Inc.	9,240	775,328
Limelight Networks, Inc.*	15,935	41,112
Liquidity Services, Inc.*	4,921	39,368
LivePerson, Inc.*	10,747	73,617
LogMeIn, Inc.	10,252	999,570
Marchex, Inc. "B"*	6,255	17,014
MeetMe, Inc.*	7,833	46,136
MINDBODY, Inc. "A"*	2,735	75,076
New Relic, Inc.*	4,386	162,589
NIC, Inc.	12,787	258,297
Numerex Corp. "A"*	2,646	12,621
Q2 Holdings, Inc.*	5,112	178,153
QuinStreet, Inc.*	6,773	26,415
Quotient Technology, Inc.*	12,773	121,982
RealNetworks, Inc.*	4,458	21,577
Reis, Inc.	1,694	30,323
RetailMeNot, Inc.*	7,742	62,710
Rightside Group Ltd.*	2,204	21,864
Shutterstock, Inc.*	3,704	153,160
SPS Commerce, Inc.*	3,258	190,560
Stamps.com, Inc.*	3,160	373,986
TechTarget, Inc.*	2,507	22,638
Trade Desk, Inc. "A"* (a)	1,808	67,348
TrueCar, Inc.* (a)	10,965	169,629
Web.com Group, Inc.*	8,485	163,760
WebMD Health Corp.*	7,251	381,983
Xactly Corp.*	4,335	51,587
XO Group, Inc.*	5,167	88,924
		8,236,782
IT Services 1.9%
Acxiom Corp.*	15,373	437,669
ALJ Regional Holdings, Inc.*	3,517	13,083
Blackhawk Network Holdings, Inc.*	10,929	443,717
CACI International, Inc. "A"*	4,798	562,805
Cardtronics PLC "A"*	8,955	418,646
Cass Information Systems, Inc.	2,234	147,667
Convergys Corp.	17,664	373,594
CSG Systems International, Inc.	6,229	235,518
EPAM Systems, Inc.*	9,471	715,250
EVERTEC, Inc.	12,562	199,736
Exlservice Holdings, Inc.*	6,521	308,835
Forrester Research, Inc.	2,014	80,056
Information Services Group, Inc.*	5,870	18,491
ManTech International Corp. "A"	4,913	170,137
MAXIMUS, Inc.	12,617	784,777
MoneyGram International, Inc.*	5,584	93,867
NCI, Inc. "A"*	1,135	17,082
NeuStar, Inc. "A"*	10,789	357,655
Perficient, Inc.*	6,907	119,906
PFSweb, Inc.*	2,777	18,134
Planet Payment, Inc.*	8,000	31,840
Science Applications International Corp.	8,317	618,785
ServiceSource International, Inc.*	12,018	46,630
Sykes Enterprises, Inc.*	7,807	229,526
Syntel, Inc.	6,278	105,659
TeleTech Holdings, Inc.	3,169	93,802
The Hackett Group, Inc.	4,281	83,437
Travelport Worldwide Ltd.	23,129	272,228
Unisys Corp.*	9,908	138,217
Virtusa Corp.*	5,563	168,114
		7,304,863
Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	7,675	526,198
Advanced Micro Devices, Inc.*	148,055	2,154,200
Alpha & Omega Semiconductor Ltd.*	3,700	63,603
Ambarella, Inc.* (a)	6,383	349,214
Amkor Technology, Inc.*	19,496	225,959
Axcelis Technologies, Inc.*	5,633	105,900
Brooks Automation, Inc.	13,562	303,789
Cabot Microelectronics Corp.	4,638	355,317
Cavium, Inc.*	12,671	908,004
CEVA, Inc.*	3,998	141,929
Cirrus Logic, Inc.*	12,345	749,218
Cohu, Inc.	5,440	100,422
Diodes, Inc.*	7,473	179,726
DSP Group, Inc.*	4,147	49,764
Entegris, Inc.*	27,951	654,053
Exar Corp.*	8,267	107,554
FormFactor, Inc.*	13,938	165,165
GigPeak, Inc.*	12,352	38,044
Ichor Holdings Ltd.*	1,346	26,691
Impinj, Inc.* (a)	1,085	32,843
Inphi Corp.*	7,997	390,414
Integrated Device Technology, Inc.*	26,583	629,220
IXYS Corp.	4,649	67,643
Kopin Corp.*	12,506	51,275
Lattice Semiconductor Corp.*	24,062	166,509
MACOM Technology Solutions Holdings, Inc.*	6,141	296,610
MaxLinear, Inc.*	10,858	304,567
Microsemi Corp.*	22,378	1,153,138
MKS Instruments, Inc.	10,431	717,131
Monolithic Power Systems, Inc.	7,521	692,684
Nanometrics, Inc.*	4,781	145,629
NeoPhotonics Corp.*	6,046	54,475
NVE Corp.	923	76,415
PDF Solutions, Inc.*	5,232	118,348
Photronics, Inc.*	12,730	136,211
Power Integrations, Inc.	5,477	360,113
Rambus, Inc.*	21,234	279,015
Rudolph Technologies, Inc.*	6,066	135,878
Semtech Corp.*	12,837	433,891
Sigma Designs, Inc.*	7,394	46,213
Silicon Laboratories, Inc.*	8,146	599,138
Synaptics, Inc.*	6,987	345,926
Ultra Clean Holdings, Inc.*	6,673	112,574
Ultratech, Inc.*	4,404	130,447
Veeco Instruments, Inc.*	7,798	232,770
Xcerra Corp.*	10,789	95,914
Xperi Corp.	9,813	333,151
		15,342,892
Software 3.6%
8x8, Inc.*	17,182	262,025
A10 Networks, Inc.*	8,347	76,375
ACI Worldwide, Inc.*	22,870	489,189
American Software, Inc. "A"	5,360	55,101
Aspen Technology, Inc.*	15,239	897,882
Barracuda Networks, Inc.*	4,557	105,312
Blackbaud, Inc.	9,300	713,031
Blackline, Inc.*	2,105	62,645
Bottomline Technologies de, Inc.*	7,811	184,730
BroadSoft, Inc.*	5,750	231,150
Callidus Software*	11,846	252,912
CommVault Systems, Inc.*	7,697	391,008
Digimarc Corp.* (a)	1,901	51,327
Ebix, Inc. (a)	4,901	300,186
Ellie Mae, Inc.*	6,467	648,446
EnerNOC, Inc.*	4,775	28,650
Everbridge, Inc.*	1,563	32,088
Exa Corp.*	2,626	33,350
Fair Isaac Corp.	6,023	776,666
Gigamon, Inc.*	6,317	224,569
Globant SA* (a)	5,069	184,512
Glu Mobile, Inc.* (a)	19,020	43,175
Guidance Software, Inc.*	4,370	25,783
HubSpot, Inc.*	5,768	349,252
Imperva, Inc.*	5,573	228,772
Jive Software, Inc.*	10,920	46,956
Majesco*	1,211	6,249
MicroStrategy, Inc. "A"*	1,889	354,754
Mitek Systems, Inc.*	5,567	37,021
MobileIron, Inc.*	8,870	38,584
Model N, Inc.*	4,214	44,036
Monotype Imaging Holdings, Inc.	7,900	158,790
Park City Group, Inc.*	2,531	31,258
Paycom Software, Inc.*	8,723	501,660
Paylocity Holding Corp.*	4,277	165,221
Pegasystems, Inc.	7,020	307,827
Progress Software Corp.	9,732	282,715
Proofpoint, Inc.*	8,055	598,970
PROS Holdings, Inc.*	5,165	124,941
QAD, Inc. "A"	1,815	50,548
Qualys, Inc.*	5,379	203,864
Rapid7, Inc.*	3,771	56,490
RealPage, Inc.*	10,508	366,729
RingCentral, Inc. "A"*	11,459	324,290
Rosetta Stone, Inc.*	3,654	35,626
Rubicon Project, Inc.*	7,044	41,489
Sapiens International Corp.	4,965	63,949
SecureWorks Corp. "A"*	1,142	10,849
Silver Spring Networks, Inc.*	7,206	81,356
Synchronoss Technologies, Inc.*	8,024	195,786
Take-Two Interactive Software, Inc.*	19,189	1,137,332
TeleNav, Inc.*	6,674	57,730
TiVo Corp.	23,245	435,844
Varonis Systems, Inc.*	2,022	64,300
VASCO Data Security International, Inc.*	5,717	77,179
Verint Systems, Inc.*	12,307	533,816
Virnetx Holding Corp.* (a)	9,773	22,478
Workiva, Inc.*	4,162	65,135
Zendesk, Inc.*	16,115	451,865
Zix Corp.*	10,252	49,312
		13,673,085
Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.* (a)	21,405	320,219
Avid Technology, Inc.*	6,823	31,795
CPI Card Group, Inc.	4,412	18,531
Cray, Inc.*	7,978	174,718
Diebold Nixdorf, Inc.	13,559	416,261
Eastman Kodak Co.*	3,132	36,018
Electronics for Imaging, Inc.*	9,291	453,680
Immersion Corp.*	6,073	52,592
Nimble Storage, Inc.*	11,930	149,125
Pure Storage, Inc. "A"*	13,371	131,437
Stratasys Ltd.*	9,673	198,200
Super Micro Computer, Inc.*	7,655	194,054
U.S.A. Technologies, Inc.*	6,764	28,747
		2,205,377
Materials 5.1%
Chemicals 2.8%
A. Schulman, Inc.	5,699	179,234
AgroFresh Solutions, Inc.* (a)	4,179	18,262
American Vanguard Corp.	5,713	94,836
Balchem Corp.	6,222	512,817
Calgon Carbon Corp.	10,183	148,672
Chase Corp.	1,342	128,027
Chemours Co.	36,037	1,387,425
Chemtura Corp.*	12,366	413,025
Codexis, Inc.*	6,369	30,571
Ferro Corp.*	16,489	250,468
Flotek Industries, Inc.* (a)	10,660	136,341
FutureFuel Corp.	5,245	74,374
GCP Applied Technologies, Inc.*	14,140	461,671
H.B. Fuller Co.	9,852	507,969
Hawkins, Inc.	1,964	96,236
Ingevity Corp.*	8,455	514,487
Innophos Holdings, Inc.	3,870	208,864
Innospec, Inc.	4,607	298,303
KMG Chemicals, Inc.	1,890	87,072
Koppers Holdings, Inc.*	4,082	172,873
Kraton Corp.*	5,834	180,387
Kronos Worldwide, Inc.	4,615	75,825
LSB Industries, Inc.* (a)	3,974	37,276
Minerals Technologies, Inc.	6,852	524,863
Olin Corp.	32,484	1,067,749
Omnova Solutions, Inc.*	8,561	84,754
PolyOne Corp.	16,565	564,701
Quaker Chemical Corp.	2,530	333,100
Rayonier Advanced Materials, Inc.	8,872	119,328
Sensient Technologies Corp.	8,632	684,172
Stepan Co.	3,810	300,266
TerraVia Holdings, Inc.* (a)	15,124	10,957
Trecora Resources*	3,644	40,448
Tredegar Corp.	4,853	85,170
Trinseo SA	5,358	359,522
Tronox Ltd. "A"	12,746	235,164
Valhi, Inc.	6,518	21,379
		10,446,588
Construction Materials 0.3%
Forterra, Inc.*	3,874	75,543
Headwaters, Inc.*	14,075	330,481
Summit Materials, Inc. "A"*	21,090	521,134
U.S. Concrete, Inc.*	2,817	181,837
United States Lime & Minerals, Inc.	377	29,776
		1,138,771
Containers & Packaging 0.1%
Greif, Inc. "A"	5,018	276,442
Greif, Inc. "B"	1,083	70,720
Multi Packaging Solutions International Ltd.*	4,013	72,033
Myers Industries, Inc.	4,549	72,102
UFP Technologies, Inc.*	1,205	31,209
		522,506
Metals & Mining 1.3%
AK Steel Holding Corp.*	61,268	440,517
Allegheny Technologies, Inc. (a)	21,574	387,469
Ampco-Pittsburgh Corp.	1,572	22,087
Carpenter Technology Corp.	9,201	343,197
Century Aluminum Co.*	9,708	123,194
Cliffs Natural Resources, Inc.*	55,423	455,023
Coeur Mining, Inc.*	35,717	288,593
Commercial Metals Co.	22,666	433,601
Ferroglobe PLC	13,328	137,678
Ferroglobe Representation & Warranty Insurance Trust	12,466	0
Gold Resource Corp.	9,413	42,547
Handy & Harman Ltd.*	541	14,715
Haynes International, Inc.	2,517	95,948
Hecla Mining Co.	75,776	400,855
Kaiser Aluminum Corp.	3,544	283,166
Materion Corp.	3,824	128,295
Olympic Steel, Inc.	1,750	32,480
Ramaco Resources, Inc.*	1,195	11,556
Real Industry, Inc.*	5,114	14,575
Ryerson Holding Corp.*	2,757	34,738
Schnitzer Steel Industries, Inc. "A"	5,281	109,053
Stillwater Mining Co.*	23,752	410,197
SunCoke Energy, Inc.*	12,267	109,912
TimkenSteel Corp.*	7,938	150,108
Worthington Industries, Inc.	8,916	402,022
		4,871,526
Paper & Forest Products 0.6%
Boise Cascade Co.*	7,618	203,401
Clearwater Paper Corp.*	3,383	189,448
Deltic Timber Corp.	2,057	160,693
KapStone Paper & Packaging Corp.	17,175	396,742
Louisiana-Pacific Corp.*	28,337	703,324
Neenah Paper, Inc.	3,292	245,912
P.H. Glatfelter Co.	8,500	184,790
Schweitzer-Mauduit International, Inc.	5,921	245,248
		2,329,558
Real Estate 7.7%
Equity Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	15,659	470,710
Agree Realty Corp.	5,011	240,328
Alexander's, Inc.	425	183,540
American Assets Trust, Inc.	7,799	326,310
Armada Hoffler Properties, Inc.	6,588	91,507
Ashford Hospitality Prime, Inc.	5,647	59,915
Ashford Hospitality Trust	15,762	100,404
Bluerock Residential Growth REIT, Inc.	4,369	53,782
CareTrust REIT, Inc.	12,771	214,808
CatchMark Timber Trust, Inc. "A"	7,447	85,789
CBL & Associates Properties, Inc.	33,751	321,985
Cedar Realty Trust, Inc.	17,486	87,780
Chatham Lodging Trust	7,404	146,229
Chesapeake Lodging Trust	11,548	276,690
City Office REIT, Inc.	5,161	62,706
Clipper Realty, Inc.*	1,136	14,564
Colony Starwood Homes	14,264	484,263
Community Healthcare Trust, Inc.	2,390	57,121
CorEnergy Infrastructure Trust, Inc.	2,517	85,024
CoreSite Realty Corp.	6,565	591,178
Cousins Properties, Inc.	71,145	588,369
DiamondRock Hospitality Co.	39,831	444,116
DuPont Fabros Technology, Inc.	14,626	725,303
Easterly Government Properties, Inc.	6,516	128,952
EastGroup Properties, Inc.	6,224	457,651
Education Realty Trust, Inc.	14,442	589,956
Farmland Partners, Inc.	5,069	56,621
FelCor Lodging Trust, Inc.	26,550	199,390
First Industrial Realty Trust, Inc.	22,837	608,149
First Potomac Realty Trust	11,435	117,552
Four Corners Property Trust, Inc.	11,830	270,079
Franklin Street Properties Corp.	20,390	247,535
Getty Realty Corp.	4,947	125,011
Gladstone Commercial Corp.	4,741	97,996
Global Medical REIT, Inc. (a)	2,950	26,786
Global Net Lease, Inc.	13,325	320,866
Government Properties Income Trust	13,649	285,674
Gramercy Property Trust	27,705	728,641
Healthcare Realty Trust, Inc.	22,335	725,887
Hersha Hospitality Trust	7,733	145,303
Hudson Pacific Properties, Inc.	24,086	834,339
Independence Realty Trust, Inc.	11,844	110,978
InfraREIT, Inc.*	8,149	146,682
Investors Real Estate Trust	23,966	142,118
iStar, Inc.*	13,687	161,507
Kite Realty Group Trust	16,508	354,922
LaSalle Hotel Properties	21,017	608,442
Lexington Realty Trust	45,497	454,060
LTC Properties, Inc.	7,522	360,304
Mack-Cali Realty Corp.	17,657	475,680
MedEquities Realty Trust, Inc.	4,069	45,613
Medical Properties Trust, Inc.	57,843	745,596
Monmouth Real Estate Investment Corp.	13,181	188,093
Monogram Residential Trust, Inc.	33,503	334,025
National Health Investors, Inc.	7,335	532,741
National Storage Affiliates Trust	8,100	193,590
New Senior Investment Group, Inc.	15,213	155,173
NexPoint Residential Trust, Inc.	3,367	81,347
NorthStar Realty Europe Corp.	10,565	122,448
One Liberty Properties, Inc.	2,600	60,736
Parkway, Inc.	8,206	163,217
Pebblebrook Hotel Trust	14,218	415,308
Pennsylvania Real Estate Investment Trust	13,272	200,938
Physicians Realty Trust	30,447	604,982
Potlatch Corp.	7,908	361,396
Preferred Apartment Communities, Inc. "A"	5,051	66,724
PS Business Parks, Inc.	3,917	449,515
QTS Realty Trust, Inc. "A"	9,266	451,717
RAIT Financial Trust	18,928	60,570
Ramco-Gershenson Properties Trust	15,820	221,796
Retail Opportunity Investments Corp.	21,194	445,710
Rexford Industrial Realty, Inc.	12,782	287,851
RLJ Lodging Trust	23,965	563,417
Ryman Hospitality Properties, Inc.	8,506	525,926
Sabra Health Care REIT, Inc.	12,582	351,415
Saul Centers, Inc.	1,952	120,282
Select Income REIT	12,369	318,997
Seritage Growth Properties "A” (a)	4,901	211,478
Silver Bay Realty Trust Corp.	6,577	141,208
STAG Industrial, Inc.	16,359	409,302
Summit Hotel Properties, Inc.	18,267	291,907
Sunstone Hotel Investors, Inc.	42,741	655,220
Terreno Realty Corp.	8,795	246,260
The Geo Group, Inc.	15,999	741,874
Tier REIT, Inc.	9,536	165,545
UMH Properties, Inc.	5,016	76,293
Universal Health Realty Income Trust	2,465	158,993
Urban Edge Properties	17,708	465,720
Urstadt Biddle Properties "A"	5,850	120,276
Washington Prime Group, Inc.	37,125	322,616
Washington Real Estate Investment Trust	14,473	452,715
Whitestone REIT	5,488	75,954
Xenia Hotels & Resorts, Inc.	20,528	350,413
		27,448,399
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	9,172	408,337
Altisource Portfolio Solutions SA* (a)	2,152	79,194
Consolidated-Tomoka Land Co.	799	42,779
Forestar Group, Inc.*	8,275	112,954
FRP Holdings, Inc.*	1,245	49,800
Griffin Land & Nurseries, Inc.	211	6,530
HFF, Inc. "A"	7,017	194,160
Kennedy-Wilson Holdings, Inc.	16,477	365,789
Marcus & Millichap, Inc.*	2,752	67,644
RE/MAX Holdings, Inc. "A"	3,524	209,502
Stratus Properties, Inc.	1,172	32,113
Tejon Ranch Co.*	2,693	58,950
The RMR Group, Inc. "A"	1,444	71,478
The St. Joe Co.*	9,881	168,471
Trinity Place Holdings, Inc.*	3,657	26,733
		1,894,434
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
ATN International, Inc.	2,138	150,558
Cincinnati Bell, Inc.*	8,238	145,813
Cogent Communications Holdings, Inc.	8,086	348,102
Consolidated Communications Holdings, Inc. (a)	9,708	227,361
FairPoint Communications, Inc.*	4,125	68,475
General Communication, Inc. "A"*	5,434	113,027
Globalstar, Inc.* (a)	79,024	126,438
Hawaiian Telcom Holdco, Inc.*	1,137	26,049
IDT Corp. "B"	3,639	46,288
Intelsat SA* (a)	7,092	29,432
Iridium Communications, Inc.* (a)	16,239	156,706
Lumos Networks Corp.*	3,576	63,295
Orbcomm, Inc.*	12,240	116,892
pdvWireless, Inc.* (a)	1,849	40,401
Straight Path Communications, Inc. "B"* (a)	1,867	67,156
Vonage Holdings Corp.*	37,506	237,038
Windstream Holdings, Inc. (a)	36,381	198,277
		2,161,308
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	6,605	85,799
NII Holdings, Inc.*	10,807	14,049
Shenandoah Telecommunications Co.	9,304	260,977
Spok Holdings, Inc.	4,176	79,344
		440,169
Utilities 3.6%
Electric Utilities 1.1%
ALLETE, Inc.	9,774	661,798
El Paso Electric Co.	7,893	398,596
Genie Energy Ltd. "B"	2,225	16,109
IDACORP, Inc.	9,788	812,012
MGE Energy, Inc.	6,908	449,020
Otter Tail Corp.	7,446	282,203
PNM Resources, Inc.	15,831	585,747
Portland General Electric Co.	17,538	779,038
Spark Energy, Inc. "A" (a)	925	29,554
		4,014,077
Gas Utilities 1.2%
Chesapeake Utilities Corp.	3,034	209,953
Delta Natural Gas Co., Inc.	1,291	39,182
New Jersey Resources Corp.	16,928	670,349
Northwest Natural Gas Co.	5,321	314,471
ONE Gas, Inc.	10,317	697,429
South Jersey Industries, Inc.	15,794	563,056
Southwest Gas Holdings, Inc.	9,266	768,244
Spire, Inc.	8,850	597,375
WGL Holdings, Inc.	9,941	820,431
		4,680,490
Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	21,382	56,662
Atlantica Yield PLC	11,623	243,618
Dynegy, Inc.*	22,705	178,461
NRG Yield, Inc. "A"	6,653	115,696
NRG Yield, Inc. "C"	12,548	222,100
Ormat Technologies, Inc.	7,692	439,059
Pattern Energy Group, Inc.	13,251	266,743
TerraForm Global, Inc. "A"	17,330	83,184
TerraForm Power, Inc. "A"*	17,183	212,554
Vivint Solar, Inc.* (a)	3,705	10,374
		1,828,451
Multi-Utilities 0.5%
Avista Corp.	12,475	487,149
Black Hills Corp.	10,169	675,933
NorthWestern Corp.	9,596	563,285
Unitil Corp.	2,796	125,904
		1,852,271
Water Utilities 0.3%
American States Water Co.	7,392	327,466
AquaVenture Holdings Ltd.* (a)	1,427	24,359
Artesian Resources Corp. "A"	1,483	48,286
California Water Service Group	9,398	336,918
Connecticut Water Service, Inc.	2,022	107,469
Consolidated Water Co., Ltd.	2,624	30,570
Global Water Resources, Inc. (a)	1,555	13,528
Middlesex Water Co.	3,202	118,314
SJW Group	3,190	153,822
York Water Co.	2,631	92,217
		1,252,949
Total Common Stocks (Cost $278,180,962)		374,818,986
Rights 0.0%
Health Care 0.0%
Dyax Corp. *	26,416	105,664
Omthera Pharmaceutical, Inc. *	1,167	700
Tobira Therapeutics, Inc. *	1,687	23,180
Industrials 0.0%
Gerber Scientific, Inc. *	6,939	0
Total Rights (Cost $52,501)		129,544
Warrant 0.0%
Health Care
Asterias Biotherapeutics, Expiration Date 9/29/2017* (Cost $212)	372	160
	Principal Amount ($)	Value ($)
Corporate Bond 0.0%
Industrials
Mueller Industries, Inc., 6.0%, 3/1/2027 (Cost $56,000)	56,000	55,580
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.73% **, 8/17/2017 (b) (Cost $1,515,746)	1,520,000	1,515,472
	Shares	Value ($)
Securities Lending Collateral 4.9%
Deutstche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (c) (d) (Cost $18,508,951)	18,508,951	18,508,951
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 0.74% (c) (Cost $5,438,503)	5,438,503	5,438,503
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $303,752,875) †	105.2	400,467,196
Other Assets and Liabilities, Net	(5.2)	(19,689,278)
Net Assets	100.0	380,777,918

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $307,902,347. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $92,564,849. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $124,676,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,111,227.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $17,709,230, which is 4.7% of net assets.
(b)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	6/16/2017	88	6,091,360	73,113

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$374,818,986	$—	$—	$374,818,986
Rights (e)	—	—	129,544	129,544
Warrant	160	—	—	160
Corporate Bond	—	55,580	—	55,580
Government &Agency Obligation	—	1,515,472	—	1,515,472
Short-Term Investments (e)	23,947,454	—	—	23,947,454
Derivatives(f)
Future Contracts	73,113	—	—	73,113
Total	$398,839,713	$1,571,052	$129,544	$400,540,309

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 73,113

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017